As filed with the Securities and Exchange Commission on June 26, 2009

Registration Nos. 333-53432
811-10263

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

____________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _________	☐

Post-Effective Amendment No. ___25_____	☒

and

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 27

(Check appropriate box or boxes)

GUIDESTONE FUNDS
(Exact name of registrant as specified in charter)

2401 Cedar Springs Road	75201-1407
Dallas, TX	(Zip Code)

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (214) 720-1171

Rodney R. Miller, Esq. GuideStone Financial Resources of the Southern Baptist Convention 2401 Cedar Springs Road Dallas, TX 75201-1407 (Name and Address of Agent for Service)	Copies to: Donald W. Smith, Esq. Eric S. Purple, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 Telephone: (202) 778-9223

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on _________pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)1
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

GUIDESTONE FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A – GuideStone Funds Prospectus-Inflation Protected Bond Fund. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-53432 and 811-10263) filed with the SEC on May 29, 2009 (“PEA No. 24”)

Part B – GuideStone Funds Statement of Additional Information. Incorporated by reference to PEA No. 24

Part C – Other Information

Signature Page

Exhibits

GUIDESTONE FUNDS

N-1A

PART C: OTHER INFORMATION

Item 23.	EXHIBITS:

(a)	Trust Instrument.

1.	Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 9, 2001.

2.	Trust Instrument, dated February 29, 2000, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 9, 2001.

3.	Amended Certificate of Trust, dated March 12, 2001, filed in the State of Delaware, is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 27, 2009 (PEA No. 21”).

4.	Amended and Restated Trust Instrument, dated June 15, 2004, is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on November 2, 2004 (“PEA No. 9”).

5.	Amended and Restated Trust Instrument, dated August 5, 2005, is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 25, 2006 (“PEA No. 12”).

6.	Amended Certificate of Trust, dated September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 27, 2007 (“PEA No. 16”).

7.	Amended and Restated Trust Instrument, dated May 15, 2007, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2008 (“PEA No. 18”).

(b)	By-Laws.

By-Laws of the Registrant, dated September 13, 2005, are incorporated herein by reference to PEA No. 12.

(c)	Instruments Defining Rights of Security Holders.

None.

(d)	Investment Advisory Contracts.

1.	Form of Advisory Agreement with GuideStone Capital Management is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (Nos. 333-53432 and 811-10263) filed with the SEC on May 29, 2009 ("PEA No. 24").

2.	Form of Sub-Advisory Agreement with Aronson+Johnson+Ortiz, LP is incorporated herein by reference to Pre-Effective Amendment No. 2.

3.	Form of Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2.

4.	Form of Sub-Advisory Agreement with BlackRock Institutional Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on March 22, 2007 (“PEA No. 15”).

5.	Form of Sub-Advisory Agreement with BlackRock Financial Management, Inc. is incorporated herein by reference to PEA No. 15.

6.	Form of Sub-Advisory Agreement with Mondrian Investment Partners Ltd. is incorporated herein by reference to PEA No. 21.

7.	Form of Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Pre-Effective Amendment No. 2.

8.	Form of Sub-Advisory Agreement with Loomis, Sayles & Company, L.P. is incorporated herein by reference to Pre-Effective Amendment No. 2.

9.	Form of Sub-Advisory Agreement with Northern Trust Investments, N.A. is incorporated herein by reference to PEA No. 24.

10.	Form of Sub-Advisory Agreement with Pacific Investment Management Company LLC is incorporated herein by reference to Pre-Effective Amendment No. 2.

11.	Form of Sub-Advisory Agreement with Payden & Rygel is incorporated herein by reference to Pre-Effective Amendment No. 2.

12.	Form of Sub-Advisory Agreement with Philadelphia International Advisors, L.P. is incorporated herein by reference to PEA No. 1.

13.	Form of Sub-Advisory Agreement with STW Fixed Income Management Ltd. is incorporated herein by reference to PEA No. 12.

14.	Form of Sub-Advisory Agreement with Western Asset Management Company is incorporated herein by reference to Pre-Effective Amendment No. 2.

15.	Form of Sub-Advisory Agreement with Northern Trust Investments, N.A. is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2003 (“PEA No. 2”).

16.	Form of Sub-Advisory Agreement with TimesSquare Capital Management, LLC is incorporated herein by reference to PEA No. 9.

17.	Form of Sub-Advisory Agreement with Western Asset Management Company Limited is incorporated herein by reference to PEA No. 2.

18.	Form of Sub-Advisory Agreement with AllianceBernstein L.P. (formerly, Alliance Capital Management L.P.) is incorporated herein by reference to PEA No. 2.

19.	Form of Sub-Advisory Agreement with Marsico Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 29, 2008 (“PEA No. 17”).

20.	Form of Sub-Advisory Agreement with Lord, Abbett & Co. LLC is incorporated herein by reference to Pre-Effective Amendment No. 11 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 25, 2005 (“PEA No. 11”).

21.	Form of Sub-Advisory Agreement with Genesis Asset Managers, LLP is incorporated herein by reference to PEA No. 17.

22.	Form of Sub-Advisory Agreement with Sands Capital Management, LLC is incorporated herein by reference to PEA No. 12.

23.	Form of Sub-Advisory Agreement with Aronson+Johnson+Ortiz, LP is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on September 15, 2006 (“PEA No. 13”).

24.	Form of Sub-Advisory Agreement with TCW Investment Management Company is incorporated herein by reference to PEA No. 13.

25.	Form of Sub-Advisory Agreement with RREEF America L.L.C. is incorporated herein by reference to PEA No. 13.

26.	Form of Sub-Advisory Agreement with Western Asset Management Company is incorporated herein by reference to PEA No. 13.

27.	Form of Sub-Advisory Agreement with Western Asset Management Company Limited is incorporated herein by reference to PEA No. 13.

28.	Form of Sub-Advisory Agreement with Western Asset Management Company is incorporated herein by reference to PEA No. 17.

29.	Form of Sub-Advisory Agreement with Western Asset Management Company Limited is incorporated herein by reference to PEA No. 17.

30.	Form of Sub-Advisory Agreement with MFS Institutional Advisors, Inc. is incorporated herein by reference to PEA No. 17.

31.	Form of Sub-Advisory Agreement with UBS Global Asset Management (Americas) Inc. is incorporated herein by reference to PEA No. 17.

32.	Form of Sub-Advisory Agreement with Lazard Asset Management LLC is incorporated herein by reference to PEA No. 17.

33.	Form of Amended Sub-Advisory Agreement with AQR Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (No. 333-53432) as filed with the SEC on August 1, 2008 (“PEA No. 20”).

34.	Form of Sub-Advisory Agreement with Loomis, Sayles & Company, L.P. is incorporated herein by reference to Post-Effective Amendment No.19 to the Registration Statement on Form N-1A (No. 333-53432) as filed with the SEC on May 23, 2008 (“PEA No. 19”).

35.	Form of Sub-Advisory Agreement with Rainier Investment Management, Inc.® is incorporated herein by reference to PEA No. 21.

36.	Form of Sub-Advisory Agreement with Columbus Circle Investors is incorporated herein by reference to PEA No. 21.

37.	Form of Sub-Advisory Agreement with McKinley Capital Management, LLC is incorporated herein by reference to PEA No. 21.

38.	Form of Sub-Advisory Agreement with Columbus Circle Investors is incorporated herein by reference to PEA No. 21.

39.	Form of Sub-Advisory Agreement with BlackRock Financial Management, Inc. is incorporated herein by reference to PEA No. 24.

(e)	Underwriting Contracts.

1.	Form of Underwriting Agreement with PFPC Distributors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2.

2.	Form of Exhibit A to Underwriting Agreement with PFPC Distributors, Inc. is incorporated herein by reference to PEA No. 24.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

1.	Form of Custody Agreement with The Northern Trust Company is incorporated by reference to Pre-Effective Amendment No. 2

2.	Amended Fee Schedule dated June 4, 2007 is incorporated herein by reference to PEA No. 18.

(h)	Other Material Contracts.

1.	Form of Administration and Accounting Services Agreement with PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) (formerly, PFPC Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2.

2.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 18.

3.	Form of Exhibit A to the Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 24.

4.	Form of Transfer Agency Services Agreement with PNC Global Investment Servicing (formerly, PFPC Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2.

5.	Form of Amendment to Transfer Agency Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 21.

6.	Form of Exhibit A to the Transfer Agency Services Agreement with PNC Global Investment Servicing is is incorporated herein by reference to PEA No. 24.

(i)	Legal Opinion.

Opinion of K&L Gates LLP is filed herewith as Exhibit Ex-99(i).

(j)	Other Opinions.

1.	Consent of Independent Registered Public Accounting Firm. Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit Ex-99(j)(1).

2.	Power of Attorney.

Power of Attorney, dated May 15, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 2.

3.	Power of Attorney.

Power of Attorney, dated April 22, 2002, is incorporated herein by reference to PEA No. 1.

4.	Power of Attorney.

Power of Attorney, dated September 16, 2004, is incorporated herein by reference to PEA No. 9.

5.	Power of Attorney.

Power of Attorney, dated February 23, 2006, is incorporated herein by reference to PEA No. 12.

6.	Power of Attorney

Power of Attorney dated February 23, 2007 is incorporated herein by reference to PEA No. 16.

7.	Power of Attorney

Power of Attorney with respect to the Trust for Julie P. Fry, dated September 14, 2007, is incorporated herein by reference to PEA No. 17.

8.	Power of Attorney

Power of Attorney with respect to the Trust for Peter Chamberlain, dated July 24, 2008, is incorporated herein by reference to PEA No. 20.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

Letter Agreement with GuideStone Financial Resources of the Southern Baptist Convention (formerly, Annuity Board of the Southern Baptist Convention) is incorporated herein by reference to Pre-Effective Amendment No. 2.

(m)	Rule 12b-1 Plan.

None.

(n)	Rule 18f-3 Plan.

Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to PEA No. 24.

(p)	Codes of Ethics.

1.	Code of Ethics of GuideStone Funds is incorporated herein by reference to PEA No. 18.

2.	Code of Ethics of GuideStone Capital Management is incorporated herein by reference to PEA No. 18.

3.	Code of Ethics of PFPC Distributors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2.

4.	Code of Ethics of Aronson+Johnson+Ortiz, LP is incorporated herein by reference to PEA No. 18.

5.	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. is incorporated herein by reference to PEA No. 15.

6.	Code of Ethics of BlackRock Financial Management, Inc. is incorporated herein by reference to PEA No. 12.

7.	Code of Ethics of Mondrian Investment Partners Ltd. is incorporated herein by reference to PEA No. 17.

8.	Code of Ethics of Goldman Sachs Asset Management, L.P. is incorporated herein by reference to PEA No. 17.

9.	Code of Ethics of Loomis, Sayles & Company L.P. is incorporated herein by reference to PEA No. 20.

10.	Code of Ethics of Northern Trust Investments, N.A. is incorporated herein by reference to PEA No. 15.

11.	Code of Ethics of Pacific Investment Management Company LLC is incorporated herein by reference to PEA No. 15.

12.	Code of Ethics of Payden & Rygel is incorporated herein by reference to PEA No. 12.

13.	Code of Ethics of Philadelphia International Advisors, L.P. is incorporated herein by reference to PEA No. 15.

14.	Code of Ethics of STW Fixed Income Management Ltd is incorporated herein by reference to PEA No. 20.

15.	Code of Ethics of TCW Investment Management Company is incorporated herein by reference to PEA No. 18.

16.	Code of Ethics of Western Asset Management Company is incorporated herein by reference to PEA No. 12.

17.	Code of Ethics of TimesSquare Capital Management, LLC is incorporated herein by reference to PEA No. 15.

18.	Code of Ethics of AllianceBernstein L.P. is incorporated herein by reference to PEA No. 17.

19.	Code of Ethics of Marsico Capital Management, LLC is incorporated herein by reference to PEA No. 21.

20.	Code of Ethics of RREEF America L.L.C. is incorporated herein by reference to PEA No. 13.

21.	Code of Ethics of MFS Institutional Advisors, Inc. is incorporated herein by reference to PEA No. 19.

22.	Code of Ethics of UBS Global Asset Management (Americas) Inc. is incorporated herein by reference to PEA No. 18.

23.	Code of Ethics of McKinley Capital Management, LLC is incorporated herein by reference to PEA No. 18.

24.	Code of Ethics of Lazard Asset Management LLC is incorporated herein by reference to PEA No. 21.

25.	Code of Ethics of AQR Capital Management, LLC is incorporated herein by reference to PEA No. 18.

26.	Code of Ethics of Rainier Investment Management, Inc.® is incorporated herein by reference to PEA No. 21.

27.	Code of Ethics of Columbus Circle Investors is incorporated herein by reference to PEA No. 21.

28.	Code of Ethics of Genesis Asset Managers, LLP. is incorporated herein by reference to PEA No. 21.

29.	Code of Ethics of Sands Capital Management LLC is incorporated herein by reference to PEA No. 21.

30.	Code of Ethics of Lord, Abbett & Co. LLC is incorporated herein by reference to PEA No. 21.

Item 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.

As provided for in the Agreement and Declaration of Trust and as disclosed in the prospectus, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”) formerly, the Annuity Board of the Southern Baptist Convention (will, at all times, directly or indirectly, control the vote of at least 60% of the shares of each series of GuideStone Funds (the “Trust”). The Trust will refuse to accept any investment that would result in a change of such control. GuideStone Financial Resources is also the sole member of and therefore controls GuideStone Capital Management (the “Adviser”) formerly, SBC Financial Services, Inc., a Texas non-profit corporation, which serves as the Adviser to each series of the Trust and GuideStone Trust Services, formerly SBC Trust Services, Inc., a Texas corporation which serves as custodian of certain IRAs invested in series of the Trust. Thus, the Trust, the Adviser and GuideStone Trust Services are under the common control of GuideStone Financial Resources. GuideStone Financial Resources is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia nonprofit corporation, is the sole member.

Item 25.	INDEMNIFICATION.

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof.

Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 12 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

Section 5 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall indemnify the Registrant or any of its trustees, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Registrant by reason of or arising out of any act or omission by the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all Losses incurred by the Adviser by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Adviser or the Adviser’s breach of fiduciary duty to the Registrant.

Section 8 of the Sub-Advisory Agreements between the Registrant, the Adviser and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

Section 9 of the Sub-Advisory Agreements between the Registrant, the Adviser and each Sub-Adviser to one or more Series provides that the Registrant and the Adviser shall indemnify the Sub-Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Sub-Adviser or the Sub-Adviser’s breach of fiduciary duty to the Registrant and the Adviser.

Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and the Adviser or any of their directors, officers, employees or affiliates for all Losses incurred by the Registrant and the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the negligence, gross negligence, willful misfeasance, bad faith or breach of fiduciary duty of the Sub-Adviser, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant and the Adviser or the Registrant’s and the Adviser’s breach of fiduciary duty to the Sub-Adviser.

Section 10 of the Distribution Agreement between the Registrant and PFPC Distributors, Inc. (“PFPC Distributors”) provides that the Registrant agrees to indemnify and hold harmless PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities arising directly or indirectly from any action or omission to act which PFPC Distributors takes under the Agreement. Neither PFPC Distributors, nor any of its affiliates shall be indemnified against any liability caused by PFPC Distributors’ or its affiliates’ own willful misfeasance, bad faith, negligence, gross negligence or reckless disregard of its duties and obligations under the Agreement.

Section 20 of the Distribution Agreement between the Registrant and PFPC Distributors, Inc. provides that PFPC Distributors shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefore.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.	GuideStone Capital Management:

GuideStone Capital Management (“GSCM”) is located at 2401 Cedar Springs Road, Dallas, Texas 75201. GSCM is a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to the firm’s officers and directors is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
William R. Delk Director	Retired Vice President, BellSouth Corp.	N/A

Larry A. Standridge Director	None	N/A

Oliver Allred Director	Retired Bank Senior Vice President & Executive Trust Officer – Fiduciary Consultant	N/A

Truman Fallaw Director	Retired Bank Vice President	N/A

Harold D. Vick Director	Retired Chairman, Kimley-Horn and Associates	N/A

John R. Jones President	GuideStone Financial Resources	Executive Vice President/COO

Jeffrey P. Billinger Vice President and Treasurer	GuideStone Financial Resources	Chief Financial Officer, Treasurer and Executive Officer, Financial & Administrative Services

Rodric E. Cummins Sr. Vice President and Chief Investment Officer	GuideStone Financial Resources	Executive Officer, Investment Services

Rodney R. Miller Vice President and Secretary	GuideStone Financial Resources	Executive Officer, General Counsel & Secretary, Legal & Compliance Services

Matt L. Peden Vice President and Investment Officer	GuideStone Financial Resources	Portfolio Manager

Patrick Pattison Financial Officer	GuideStone Financial Resources	Department Head

Patricia A. Weiland Senior Vice President and Chief Operating Officer	GuideStone Financial Resources	Executive Officer, Financial Solutions and Services

	GuideStone Financial Services; GuideStone Advisors	Chief Executive Officer and President

Arthur G. Merritt Chief Compliance Officer	GuideStone Financial Resources	Chief Compliance Officer

2.	AllianceBernstein L.P.:

AllianceBernstein L.P. (“AllianceBernstein”) is located at 1345 Avenue of the Americas, 35th Floor, New York, New York 10105 and is a master limited partnership organized under the State of Delaware. AllianceBernstein is a federally-registered investment adviser under the Investment Advisers Act of 1940, as amended. AllianceBernstein offers investment management services to investment companies and other types of investors. Information as to the firm’s officers and directors is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Dominique Carrel-Billiard Director	AXA	Senior Vice President

Henri de Castries Director	AXA	Chairman, Management Board of AXA

	AELIC	Director

	AXF	Chairman of the Board

Christopher M. Condron Director	AXA Financial	Director, President and Chief Executive Officer

	AELIC	Chairman and Chief Executive Officer

	AXA	Member of Management Board

Denis Duverne Director	AXA	Chief Financial Officer

	AELIC	Director

Weston M. Hicks Director	Alleghany Corporation	President and Chief Executive Officer

W. Edwin Jarmain Director	Jarmain Group Inc.	President

Nicolas Moreau Director	AXA Investment Managers	Chief Executive Officer

Lorie Slutsky Director	The New York Community Trust	President and Chief Executive Officer

A. W. (Pete) Smith, Jr. Director	Smith Consulting	President

Peter J. Tobin Director	AXF	Director

Stanley B. Tulin Director	AXF; AELIC	Vice Chairman and Chief Financial Officer

Sharon E. Fay Executive Vice President	Global Value Equities	Chief Investment Officer

Marilyn G. Fedak Executive Vice President	U.S. Value Equities	Co-Chief Investment Officer

Mark R. Gordon Executive Vice President	Global Quantitative Research	Director

	Global Diversified Funds	Chief Investment Officer

Thomas S. Hexner Executive Vice President	Bernstein Investment Research and Management	President

Marc O. Mayer Executive Vice President	AllianceBernstein Investment Research and Management	Executive Managing Director

Douglas J. Peeles Executive Vice President	AllianceBernstein Fixed Income	Co-Chief Investment Officer

Jeffrey S. Phlegar Executive Vice President	AllianceBernstein Fixed Income	Co-Chief Investment Officer

Lisa Shalett Executive Vice President	Sanford C. Bernstein & Co., LLC	Chairman and Chief Executive Officer

David Steyn Executive Vice President	AllianceBernstein Institutional Investment	Executive Vice President and Global Head of Distribution

3.	Aronson+Johnson+Ortiz, LP:

The sole business activity of Aronson+Johnson+Ortiz, LP (“AJO”), 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania, 19102, is to serve as an investment adviser. AJO is registered with the SEC under the Investment Advisers Act of 1940, as amended. Information as to the directors, investment officers and/or partners during the past two fiscal years is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Stuart P. Kaye Principal and Portfolio Manager	INVESCO	Global Partner

4.	AQR Capital Management, LLC:

AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, Third Floor, Greenwich Connecticut 06830. AQR is a registered investment adviser under the Investment Advisers Act of 1940, as amended. AQR offers investment management services to investment companies and other types of investors. Information as to the principals and executive officers of AQR during the past two fiscal years is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
John M. Liew, Ph.D. Principal	AQR Funds	Trustee

John B. Howard Chief Operating Officer	AQR Funds	Treasurer

5.	Barrow, Hanley, Mewhinney & Strauss, Inc.:

The sole business activity of Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201 is to serve as an investment adviser. BHMS is registered under the Investment Advisers Act of 1940, as amended. Information as to the trustees and officers of BHMS during the past two fiscal years is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Thomas M. Turpin Board Member	Old Mutual (US) Holdings, Inc.	Chief Executive Officer

6.	BlackRock Financial Management, Inc.:

BlackRock Financial Management, Inc.’s (“BFM”) principal business address is 40 East 52nd Street, New York, New York 10022. BFM is registered under the Investment Advisers Act of 1940, as amended, and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BFM is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Ann Marie Petach Chief Financial Officer and Managing Director

BAA Holdings, LLC;

BlackRock, Inc.;

BlackRockAdvisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.’

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock Institutional Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Lux Finco S.a.r.l.;

BlackRock Operations (Luxembourg) S.a.r.l.;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock UK 1 LP;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Chief Financial Officer and Managing Director

Robert P. Connolly General Counsel, Managing Director and Secretary

BAA Holdings, LLC;

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investments, Inc.;

General Counsel, Managing Director and Secretary

BlackRock Investment Management, LLC;

BlackRock Lux Finco S.a.r.l.;

BlackRock Operations (Luxembourg) S.a.r.l.;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock UK 1 LP;

BlackRock US Newco, Inc.;

BlackRock Institutional Management Corporation;

State Street Research & Management Company;

SSRM Holdings, Inc.

	Black Rock International, Ltd.	Officer

Laurence D. Fink Chief Executive Officer and Director	BAA Holdings, LLC; BlackRock Advisors Holdings, Inc.; BlackRock Funding International, Ltd.; BlackRock Holdco 2, Inc.; BlackRock International Holdings, Inc.	Chief Executive Officer and Director

	BlackRock, Inc.; State Street Research & Management Company; SSRM Holdings, Inc.	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC; BlackRock Funding, Inc.; BlackRock Institutional Management Corporation	Chief Executive Officer

BlackRock Advisors Singapore Pte. Ltd.;

BlackRock Capital Management, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.

Chairman and Chief Executive Officer

	BlackRock Capital Markets, LLC	Chairman

	BlackRock Equity – Bond Funds; BlackRock HPB Management, LLC; State Street Research Investment Services, Inc.	Director

	BlackRock International, Ltd.	Officer

	BlackRock Investments, Inc.	Chairman and Director

Robert S. Kapito President and Director

BAA Holdings, LLC;

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock (Institutional) Canada Ltd.;

BlackRock Institutional Management Corporation; BlackRock International Holdings, Inc.;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

President and Director

	BlackRock Advisors Singapore Pte. Ltd.; BlackRock Investment Management, LLC	President

	BlackRock Capital Markets, LLC; BlackRock Investments, Inc.; Carbon Capital III, Inc.; State Street Research Investment Services, Inc.	Director

	BlackRock International, Ltd.	Officer

Paul Audet Vice Chairman

BAA Holdings, LLC;

BlackRock Advisors, LLC;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Institutional Management Corporation;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.

Vice Chairman and Director

BlackRock, Inc.;

BlackRock Advisors Holdings, Inc.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Lux Finco S.a.r.l.;

BlackRock Operations (Luxembourg) S.a.r.l.;

BlackRock UK 1 LP;

State Street Research & Management Company;

SSRM Holdings, Inc.

Vice Chairman

	BlackRock Cayco Limited; BlackRock Cayman Company; BlackRock Cayman Newco Limited; BlackRock Finco, LLC; BlackRock Realty Advisors, Inc.; BlackRock Finco UK, Ltd.; BlackRock Holdco Limited	Director

Charles Hallac Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

Vice Chairman

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

	BlackRock India Private Ltd.	Director

	BlackRock International, Ltd.	Officer

Barbara Novick Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Vice Chairman

	BlackRock International, Ltd.	Officer

	BlackRock Investments, Inc.	Chief Executive Officer

Scott Amero Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Vice Chairman

	BlackRock International, Ltd.	Officer

	Anthracite Capital Inc.	Director

Susan Wagner Vice Chairman and Chief Operating Officer	BAA Holdings, LLC	Vice Chairman, Chief Operating Officer and Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd.; BlackRock Mortgage Ventures, LLC	Director

	BlackRock International, Ltd.	Officer

Robert Doll Vice Chairman	BlackRock, Inc.	Vice Chairman and Director

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Vice Chairman

	Portfolio Administration & Management Ltd.	Director

Robert Fairbairn Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

Vice Chairman

BlackRock Lux Finco S.a r.l.;

BlackRock Operations (Luxembourg) S.a r.l.;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC

BlackRock UK 1 LP;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

	BlackRock Asset Management U.K. Limited; BlackRock Group Limited; BlackRock International, Ltd.; BlackRock Investment Management International Limited	Chairman and Director

BlackRock Investment Management (Australia) Limited;

BlackRock Investment Management (UK) Limited;

BlackRock Japan Co., Ltd.;

BlackRock Securities Co, Ltd.;

Grosvenor Alternate Partner Limited;

Impact Investing Pty Ltd.;

PSN Pty Ltd.

Director

Bennett Golub Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

Vice Chairman

BlackRock US Newco, Inc.; SSRM Holdings, Inc.; State Street Research & Management Company

Richard Kushel Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

SSRM Holdings, Inc.;

State Street Research & Management Company

Vice Chairman

	BlackRock Japan Co., Ltd; BlackRock Securities Co., Ltd	Director

7.	BlackRock Institutional Management Corporation:

BlackRock Institutional Management Corporation’s (“BIMC”) principal business address is 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is registered under the Investment Advisers Act of 1940, as amended, and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Ann Marie Petach Chief Financial Officer and Managing Director

BAA Holdings, LLC;

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

Chief Financial Officer and Managing Director

BlackRock Investment Management, LLC;

BlackRock Lux Finco S.a r.l. ;

BlackRock Operations (Luxembourg) S.a r.l. ;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock UK 1 LP;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Robert P. Connolly General Counsel, Managing Director and Secretary

BAA Holdings, LLC;

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investments, Inc.;

BlackRock Investment

Management, LLC;

BlackRock Lux Finco S.a r.l.;

BlackRock Operations (Luxembourg) S.a r.l.;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC; BlackRock UK 1 LP;

BlackRock US Newco, Inc.;

BlackRock Institutional Management Corporation;

State Street Research & Management Company;

SSRM Holdings, Inc.

General Counsel, Managing Director and Secretary

	BlackRock International, Ltd.	Officer

Laurence D. Fink Chief Executive Officer and Director	BAA Holdings, LLC; BlackRock Advisors Holdings, Inc.; BlackRock Funding International, Ltd.; BlackRock Holdco 2, Inc.; BlackRock International Holdings, Inc.	Chief Executive Officer and Director

	BlackRock, Inc.; State Street Research & Management Company; SSRM Holdings, Inc.,	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC; BlackRock Funding, Inc.; BlackRock Institutional Management Corporation	Chief Executive Officer

BlackRock Advisors Singapore Pte. Ltd.;

BlackRock Capital Management, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.

Chairman and Chief Executive Officer

	BlackRock Capital Markets, LLC	Chairman

	BlackRock Equity - Bond Funds; BlackRock HPB Management, LLC; State Street Research Investment Services, Inc.	Director

	BlackRock International, Ltd.	Officer

	BlackRock Investments, Inc.	Chairman and Director

Robert S. Kapito President and Director	BAA Holdings, LLC; BlackRock, Inc.; BlackRock Advisors, LLC; BlackRock Advisors Holdings, Inc.; BlackRock Capital Management, Inc.;	President and Director

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock (Institutional) Canada Ltd.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

	BlackRock Advisors Singapore Pte. Ltd.; BlackRock Investment Management, LLC	President

	BlackRock Capital Markets, LLC; BlackRock Investments, Inc.; Carbon Capital III, Inc.; State Street Research Investment Services, Inc.	Director

	BlackRock International, Ltd.	Officer

Paul Audet Vice Chairman

BAA Holdings, LLC;

BlackRock Advisors, LLC;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Institutional Management Corporation;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.

Vice Chairman and Director

	BlackRock, Inc.; BlackRock Advisors Holdings, Inc.;	Vice Chairman

BlackRock Holdco 2, Inc.;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Lux Finco S.a r.l. ;

BlackRock Operations (Luxembourg) S.a r.l. ;

BlackRock UK 1 LP;

State Street Research & Management Company;

SSRM Holdings, Inc.

	BlackRock Cayco Limited; BlackRock Cayman Company; BlackRock Cayman Newco Limited; BlackRock Finco, LLC; BlackRock Realty Advisors, Inc. BlackRock Finco UK, Ltd.; BlackRock Holdco Limited	Director

Charles Hallac Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Vice Chairman

	BlackRock India Private Ltd.	Director

	BlackRock International, Ltd.	Officer

Barbara Novick Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Vice Chairman

	BlackRock International, Ltd.	Officer

	BlackRock Investments, Inc.	Chief Executive Officer

Scott Amero Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

Vice Chairman

BlackRock US Newco, Inc.; State Street Research & Management Company; SSRM Holdings, Inc.

	BlackRock International, Ltd.	Officer

	Anthracite Capital Inc.	Director

Susan Wagner Vice Chairman and Chief Operating Officer	BAA Holdings, LLC	Vice Chairman, Chief Operating Officer and Director

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd.; BlackRock Mortgage Ventures, LLC	Director

	BlackRock International, Ltd.	Officer

Robert Doll Vice Chairman	BlackRock, Inc.	Vice Chairman and Director

	BlackRock Advisors, LLC; BlackRock Advisors Holdings, Inc.; BlackRock Capital Management, Inc.;	Vice Chairman

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Holdco 2, Inc.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

	Portfolio Administration & Management Ltd.	Director

Robert Fairbairn Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Lux Finco S.a r.l. ;

BlackRock Operations (Luxembourg) S.a r.l. ;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC

BlackRock UK 1 LP;

BlackRock US Newco, Inc.;

State Street Research & Management Company;

SSRM Holdings, Inc.

Vice Chairman

	BlackRock Asset Management U.K. Limited;	Chairman and Director

BlackRock Group Limited; BlackRock International, Ltd.; BlackRock Investment Management International Limited

BlackRock Investment Management (Australia) Limited;

BlackRock Investment Management (UK) Limited;

BlackRock Japan Co., Ltd.;

BlackRock Securities Co, Ltd.;

Grosvenor Alternate Partner Limited;

Impact Investing Pty Ltd.;

PSN Pty Ltd.

Director

Bennett Golub Vice Chairman

BlackRock, Inc.;

BlackRock Advisors, LLC;

BlackRock Advisors Holdings, Inc.;

BlackRock Capital Management, Inc.;

BlackRock Funding, Inc.;

BlackRock Funding International, Ltd.;

BlackRock Institutional Management Corporation;

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

SSRM Holdings, Inc.;

State Street Research & Management Company

Vice Chairman

Richard Kushel Vice Chairman	BlackRock, Inc.; BlackRock Advisors, LLC; BlackRock Advisors Holdings, Inc.; BlackRock Capital Management, Inc.; BlackRock Funding, Inc.; BlackRock Institutional Management Corporation;	Vice Chairman

BlackRock International Holdings, Inc.;

BlackRock Investment Management, LLC;

BlackRock Portfolio Holdings, Inc.;

BlackRock Portfolio Investments, LLC;

BlackRock US Newco, Inc.;

SSRM Holdings, Inc.;

State Street Research & Management Company

BlackRock Japan Co., Ltd; BlackRock Securities Co., Ltd	Director

8.	Columbus Circle Investors:

Columbus Circle Investors (“CCI”) is located at Metro Center, One Station Place, 8th Floor, Stamford, Connecticut 06902 and manages assets for defined contribution and benefit plans, investment companies and other institutional investors. CCI is 30% owned by five active CCI employees. In January 2005, Principal Global Investors, LLC (“Principal”), a wholly-owned subsidiary of Principal Financial Group®, acquired a 70% ownership interest in CCI to make the firm’s capabilities available to Principal clients. CCI maintains full investment autonomy with no changes to the firm’s process, philosophy or team. The directors, officers and/or partners of CCI have not held any positions with other companies during the past two fiscal years.

9.	Genesis Asset Managers, LLP:

The sole business activity of Genesis Asset Managers, LLP (“Genesis”), P.O. Box 475 Barclays Court, Les Echelons, St. Peter Port, Guernsey, GYI 6 BA, Channel Islands, is to serve as an investment adviser. Genesis is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Genesis is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Jeremy Paulson-Ellis Chairman/Principal/Guernsey Operating Committee Member

Emerging Markets Value Realisation Limited;

Genesis Administration Limited;

Genesis Asset Managers International Limited;

Genesis Emerging Markets Fund Ltd.;

Genesis Emerging Markets Investment Company SICAV;

Genesis Emerging Markets Opportunities Fund Limited;

Genesis Emerging Markets Opportunities Fund Limited II;

Genesis Emerging Markets Opportunities Fund Limited III;

Director

Genesis Holdings International Limited;

Genesis India Investment Company Limited;

Genesis Kenya Investment Management Limited;

Genesis Smaller Companies Investment Company (SICAV);

GIL Private Trustees Limited;

GIML Limited;

GEMOF II RUSSIA Portfolio(Cyprus) Limited;

GEMOF RUSSIA Portfolio (Cyprus) Limited;

Goreau Arf Limited;

J.P. Morgan Japan Investment Trust plc;

Mekong Enterprise Fund II, Limited;

MCB Capital Markets Ltd

	Genesis Condor Fund Limited	Chairman/Director

	Genesis Taihei Investments, LLC	Chairman/Principal

	Genesis Investment Management, LLP	Principal/Chairman

Karen Yerburgh Chief Executive Officer/ Managing Partner/Principal/ Guernsey Operating Committee Member	Genesis Investment Management, LP	Principal/Chief Executive Officer/Managing Partner

Stephen Birkett Guernsey Operating Committee Member

Collins Stewart Absolute Return Euro Plus Limited;

Collins Stewart Sterling Fixed Interest Limited;

Hirzel House Absolute Return Plus £ Hedged Fund Limited;

Hirzel House Global Bond Fund Sterling Limited;

Hirzel House International Balanced Fund Euro Limited;

Hirzel House International Balanced Fund Sterling Limited;

Hirzel House International Balanced Fund US$ Limited;

Non-Executive Director

Hirzel House International Growth($) Limited; Hirzel House International Growth Fund Limited

	Genesis Emerging Markets Opportunities Fund Limited; Genesis Emerging Markets Opportunities Fund Limited II; Genesis Emerging Markets Opportunities Fund Limited III; Firecrest Limited	Director

Mel Carville Guernsey Operating Committee Member

BSI Generali Bank (CI) Limited;

Bailiwick Investments Limited;

BSI Generali UK No2 Limited;

Catholic National Mutual Limited;

Generali Investments SpA;

Generali Portfolio Managers (UK) Limited;

Generali France Assurances;

Generali Internacional Ltd;

Generali Verzekeringsgroep NV;

Generali(Schweiz) Holding AG;

Generali USA Life Reassurance Company Inc.;

Genirland Limited;

MND Limited;

Migdal Insurance Company Ltd;

PPF Partners 1 GP Limited;

PPF Partners Ltd;

Tapestry Investment Company PCC Limited;

Tenax Capital Limited

Director

	Generali Worldwide Insurance Company Limited	Managing Director

John Hallam Guernsey Operating Committee Member	Barclay’s Insurance Guernsey PCC Ltd.;	Director

Baring Coller Secondaries Fund II Ltd.;

Baring Coller Secondaries Fund Ltd.;

Bracken Partners Investments Channel Islands Ltd.;

BSkyB Guernsey Ltd;

BH Global Ltd;

Calabash House Ltd;

Ciel Bleu Ltd;

Cognetas European Fund (GP) Ltd;

Cognetas European Fund II (GP) Ltd;

Dexion Absolute Ltd.;

Develica Asia Pacific Ltd;

Develica Asia Pacific Real Estate Fund (GP) Ltd;

Develica Deutschland Ltd;

EFG Offshore Ltd;

Emperor Marine Ltd.;

Genesis Adminstration Limited;

Genesis Emerging Markets Opportunities Fund Limited;

Genesis Emerging Markets Opportunities Fund Limited II;

Genesis Emerging Markets Opportunities Fund Limited III;

Genesis Taihei Investments, LLC;

Harlequin Insurance PCC Ltd.;

HSBC Infrastructure Co Ltd;

Investec Emerging Markets Currency Alpha Fund Ltd;

Investec Expert Investment Funds PCC Ltd;

Investec Global Energy Long short Fund Ltd;

Investec Premier Funds PCC Ltd.;

LP PEP GP Ltd;

Lehman Brothers Private Equity Partners Ltd;

Lehman Brothers PEP Holdings Ltd;

Lehman Brothers PEP Holdings II Ltd;

Lehman Brothers PEP Investments Ltd;

Lehman Brothers PEP Investments LP Ltd; Les Grandes Moulins Ltd;

Mannequin Insurance PCC Ltd.;

New Star RBCHedge 250 Index Exchange Traded Securities;

PCC Ltd;

Olivant Ltd;

Partners Group Global Opportunities Ltd.;

Polygon Insurance PCC (Guernsey) Ltd;

Prodesse Investment Ltd.;

Septup Ltd.;

Sienna Investment Co. Ltd.’

Sienna Investment Co. Ltd. 2;

Sienna Investment Co. Ltd. 3;

Sienna Investment Co. Ltd. 4

	Standard Life Investments Property Holdings Ltd; Standard Life Investment Property Income Trust Led; Stapleford Insurance Co Ltd; Tapestry Investment Co; PCC Led; Weightman Vizards Insurance Ltd	Chairman

	Cazenove Absolute Equity Ltd. – chair; EFG Private Bank (Channel Islands) Ltd.; M&G Recovery Investment Co., Ltd.; Partners Group Prime Yield Sarl.	Chairman

Mark Huntley Guernsey Operating Committee Member	AAC Capital NEBO Carry GP Limited; AAC Capital NEBO Feeder GP Limited; Aile Limited; Baring Coller Secondaries Fund II Limited; Celadon management Limited;	Director

Channel Islands Stock Exchange LBG;

China Growth Opportunities Limited;

Collingwood holdings Limited;

Crystal Amber Asset Management (Guernsey) Limited;

Crystal Amber Fund Limited;

DCB Investments Limited;

Falcon Carry (GP) Limited;

Fund Capital Limited;

Genesis Administration Limited;

Genesis Taihei Investments, LLC;

Guernsey Sailing Trust;

Healthcare Investment Limited;

Heritage Corporate Services Limited;

Heritage Corporate Trustees Limited;

Heritage Group Limited;

Heritage International Fund Managers Limited;

Heritage Management Holdings Limited;

Heritage Partners GP Limited;

Heritage Partners Limited;

Hologram Holdings Limited;

Japan Leisure Fund Limited;

International Hospitals Network (GP) Limited;

Lehman Brothers Merchant Banking Europe Capital Partners Management Limited;

NEBO I Carry GP Limited;

NEBO I GP Limited;

P25 (GP) Limited;

P25 Investments Limited;

Pieterson Holdings Limited;

Plein Limited;

Stirling Mortimer (Channel Islands) Limited;

Stirling Mortimer (Guernsey) Limited;

Stirling Mortimer Global Property Fund PCC Limited;

Stirling Mortimer Property Fund PCC Limited; The Cortina Fund Limited

Paul Ballantyne Principal	Genesis Investment Management, LLP	Principal

	Genesis Kenya Investment Management Limited; Genesis Management Australia Limited	Director

Andrew Elder Principal	Genesis Investment Management, LLP	Principal

Paul Greatbatch Principal	Genesis Investment Management, LLP	Principal

Evgeny Kuznetsov Principal	Genesis Investment Management, LLP	Principal

Catherine Vlasto Principal	Genesis Investment Management, LLP	Principal

Martyn Ryan Principal/Chief Financial Officer/Chief Compliance Officer	Genesis Investment Management, LLP	Principal/Chief Financial Officer/CCO
	GIML Limited; Genesis Asset Managers International Ltd.; Goreau Arf Limited	Director

10.	Goldman Sachs Asset Management, L.P.:

The principal business address of Goldman Sachs Asset Management, L.P. (“GSAM”) is 32 Old Slip, New York, New York 10005. GSAM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of GSAM is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc.	Chairman of the Board and Chief Executive Officer

Gary D. Cohn Managing Director	The Goldman Sachs Group, Inc.	President and Co-Chief Operating Officer

Jon Winkelried Managing Director	The Goldman Sachs Group, Inc.	President and Co-Chief Operating Officer

John S. Weinberg Managing Director	The Goldman Sachs Group, Inc.	Vice Chairman

David A. Viniar Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President and Chief Financial Officer

Gregory K. Palm Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President, General Counsel and Secretary of the Corporation

Esta E. Stecher Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President, General Counsel and Secretary of the Corporation

Kevin W. Kennedy Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President-Human Capital Management

Alan M. Cohen Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President and Global Head of Compliance

11.	Lazard Asset Management LLC,:

Lazard Asset Management LLC. (“Lazard”), is located at 30 Rockefeller Plaza, 59th Floor, New York, New York 10112 and is a Delaware limited liability company. Lazard is a subsidiary of Lazard Freres & Co. LLC, a New York limited liability company. The directors and officers of Lazard have not held any positions with other companies during the past two fiscal years.

12.	Loomis, Sayles & Company, L.P.:

Loomis, Sayles & Company, L.P. (“Loomis”), One Financial Center, Boston, Massachusetts 02111, provides investment advice to the ten series of Loomis Sayles Funds I, thirteen series of Loomis Sayles Funds II and to other affiliated and unaffiliated registered investment companies, organizations and individuals. The sole general partner of Loomis is Loomis, Sayles & Company, Incorporated. Information as to the directors and executive officers during the past two fiscal years is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Robert J. Blanding Chairman, President and CEO	Loomis Sayles Funds I; Loomis Sayles Funds II	CEO, President and Trustee

	Loomis Sayles Distributors, Inc.	Director

Daniel J. Fuss Vice Chairman and EVP	Loomis Sayles Funds I; Loomis Sayles Funds II	Executive Vice President

Pierre Servant Director	Natixis Global Asset Management	CEO and Member of the Executive Board

John T. Hailer Director

Natixis Asset Management Advisors, L.P.;

Natixis Global Asset Management, L.P.;

Natixis Funds Trust I;

Natixis Funds Trust II;

Natixis Funds Trust III;

Natixis Funds Trust IV;

Natixis Cash Management Trust;

Gateway Trust;

Hansberger International Series

President and CEO

	Loomis Sayles Funds I; Loomis Sayles Funds II	Executive Vice President and Trustee President

Kevin P. Charleston EVP and CFO	Loomis Sayles Trust Co., LLC	Manager and President

John F. Gallagher III Executive Vice President	Loomis Sayles Distributors, Inc.	President

	Loomis Sayles Trust Co., LLC	Manager

Lauriann Kloppenburg Executive Vice President	Loomis Sayles Trust Co., LLC	Manager

Jean S. Loewenberg Executive Vice President, General Counsel and Secretary	Loomis Sayles Distributors, Inc.	Director

	Loomis Sayles Trust Co., LLC	Manager and Secretary

Mark E. Smith Executive Vice President	Loomis Sayles Distributors, Inc.	Vice President

	Loomis Sayles Trust Co., LLC	Manager

13.	Lord, Abbett & Co. LLC:

The sole business activity of Lord, Abbett & Co. LLC (“Lord Abbett”), located at 90 Hudson Street, Jersey City, New Jersey 07302, is to serve as an investment adviser. Lord Abbett is registered under the Investment Advisers Act of 1940, as amended. No partner of Lord Abbett has engaged in any other substantial business profession, vocation or employment of a substantial nature within the past two fiscal years.

14.	Marsico Capital Management, LLC:

The sole business activity of Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202 is to serve as an investment adviser. Marsico is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Marsico during the past two fiscal years is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Neil L. Gloude Executive Vice President, Chief Financial Officer and Treasurer	PricewaterhouseCoopers LLP	Partner

15.	McKinley Capital Management, LLC:

McKinley Capital Management, LLC (“McKinley Capital”) is located at 3301 C Street, Suite 500, Anchorage, Alaska 99503 and was founded in 1990 by Robert B. Gillam, who remains today the firm’s President and Chief Executive Officer. McKinley Capital is an independently owned limited liability company. No directors or executive officers of McKinley Capital have held any positions with other companies during the past two fiscal years.

16.	MFS Institutional Advisors, Inc.:

MFS Institutional Advisors, Inc. (“MFSI”), is located at 500 Boylston Street, Boston, Massachusetts 02116 and is the global institutional subsidiary of Massachusetts Financial Services Company (“MFS”). MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Service Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). Information as to the directors and officers is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Robert J. Manning Chairman of the Board, Chief Investment Officer and Director	Massachusetts Financial Services Company	Director, Chief Executive Officer, Chief Investment Officer, President

Massachusetts Investors Trust;

Massachusetts Investors Growth Stock Fund;

MFS Series Trust I;

MFS Series Trust II;

MFS Series Trust III;

MFS Series Trust IV;

MFS Series Trust V;

MFS Series Trust VI;

MFS Series Trust VII;

MFS Series Trust VIII;

MFS Series Trust IX;

MFS Series Trust X;

MFS Series Trust XI;

MFS Series Trust XII;

MFS Series Trust XIII;

MFS Series Trust XIV;

MFS Series Trust XV;

MFS Municipal Series Trust;

MFS Variable Insurance Trust;

MFS Institutional Trust;

MFS Municipal Income Trust;

MFS Multimarket Income Trust;

MFS Government Markets Income Trust;

MFS Intermediate Income Trust;

MFS Charter Income Trust;

MFS Special Value Trust;

MFS California Insured

Municipal Trust;

MFS High Income Municipal Trust;

MFS High Yield Municipal Trust;

MFS InterMarket Income Trust I;

MFS Intermediate High Income Fund;

MFS Investment Grade Municipal Trust;

MFS Variable Insurance Trust II;

Compass Accounts

Trustee

MFS International Ltd.	Director, Vice President

MFS Do Brazil Desenvolvimento O De Maraao LTDA	Advisory Board Member

	MFS Institutional Advisors (Australia) Ltd.; MFS Fund Distributors, Inc.	Director

	MFS Service Center, Inc.	Director, Chairman of the Board

	Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	Director, Chairman of the Board, President

	Four Pillars Capital, Inc.	Director, President

Martin E. Beaulieu Director	Massachusetts Financial Services Company	Executive Vice President, Director of Global Distribution

	MFS Floating Rate Income Fund (Cayman Islands Registered Fund); MFS Meridian Funds, SICAV; MFS Institutional Advisors (Australia) Ltd. MFS Investment Management Company (LUX) S.A.	Director

	MFS International Ltd.	Director, Chairman and President

	MFS Fund Distributors, Inc.	Director, Chairman of the Board

Carol W. Geremia President	MFS International Ltd.; MFS Investment Management K.K. (Japan)	Director

	MFS International (U.K.) Ltd.	Vice President

	MFS Institutional Advisors (Australia) Ltd.; MFS Heritage Trust Company	Director, President

Maria F. Dwyer Chief Compliance Officer	Massachusetts Financial Services Company	Executive Vice President, Chief Regulatory Officer, Chief Compliance Officer

	MFS Variable Insurance Trust II; The MFS Funds; Compass Accounts	President

	MFS Floating Rate Income Fund (Cayman Islands Registered Fund); MFS Meridian Funds, SICAV	Director

	MFS Heritage Trust Co.	Director, Chairman of the Board

	MFS Investment Management Company (LUX) S.A.	Director, President

Mark N. Polebaum Secretary	Massachusetts Financial Services Company	Executive Vice President, General Counsel, Secretary

	The MFS Funds; MFS Variable Insurance Trust II	Secretary, Clerk

Compass Accounts;

MFS International (U.K.) Ltd.;

MFS Institutional Advisors (Australia) Ltd.;

MFS Fund Distributors, Inc.;

MFS Service Center, Inc.;

MFS Investment Management K.K. (Japan);

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.;

MFS Investment Management Company (LUX) S.A.;

Four Pillars Capital, Inc.

Secretary

	MFS International Ltd	Assistant Secretary

Beth Petipas Treasurer	Massachusetts Financial Services Company	Chief Financial Officer, Treasurer

MFS International Ltd.;

MFS Institutional Advisors (Australia) Ltd.;

MFS Fund Distributors, Inc.;

MFS Service Center, Inc.;

MFS Heritage Trust Co.;

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.;

Four Pillars Capital, Inc.

Treasurer

MFS International (U.K.) Ltd.; MFS Investment Management K.K. (Japan)	Assistant Treasurer

17.	Mondrian Investment Partners Ltd.:

The sole business activity of Mondrian Investment Partners Ltd. (“Mondrian”), 10 Gresham, London, EC2V JD United Kingdom is to serve as an investment adviser. Mondrian is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Mondrian during the past two fiscal years is as follows:

Name and Position with Adviser	Other Company**	Position with Other Company
Elizabeth A. Desmond Director/Chief Investment Officer, Developed Equity Markets	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd.	Director

John Emberson Chief Operating Officer	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.	Director

	MIP Group Ltd.	Director/Chief Operating Officer/Chief Financial Officer

	Mondrian Investment Partners (U.S.), Inc.	Chief Operating Officer/Chief Financial Officer

Clive A. Gillmore Chief Executive Officer	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.	Director

	Mondrian Investment Partners (U.S.), Inc.	Director/Non-Executive Chairman of the Board

John Kirk Investment Director	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd.	Director

43

Nigel G. May Director and Chief Investment Officer-Global Developed Equity Markets	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd.	Director

Christopher A. Moth Chief Investment Officer- Global Fixed Income & Currencies	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd.	Director

Hamish O. Parker Investment Director	Atlantic Value General Partner Limited; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd.	Director

	Atlantic Value Investment Fund GP Ltd.	Director/Chairman of the Board

David G. Tilles Executive Chairman	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.	Director

	MIP Group Ltd.	Director/Chief Executive Officer

	Mondrian International Holdings Limited	Executive Vice President

**	All of these companies are group related affiliates of Mondrian Investment Partners Limited.

18.	Northern Trust Investments, N.A.:

Northern Trust Investments, N.A. (“NTI”) is located at 50 South LaSalle Street, Chicago, Illinois 60603 and is a wholly-owned subsidiary of The Northern Trust Company (“TNTC”), an Illinois state chartered bank. TNTC is a wholly-owned subsidiary of Northern Trust Corporation (“NTC”), a bank holding company. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of NTC. Information as to the directors and officers of NTI are as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Walid T. Abdul Karim Vice President	The Northern Trust Company	Vice President

Bradford S. Adams, Jr. Senior Vice President	The Northern Trust Company	Senior Vice President

James A. Aitcheson Senior Vice President	The Northern Trust Company	Senior Vice President

Darlene Allen Vice President	The Northern Trust Company	Vice President

Brayton B. Alley Vice President	The Northern Trust Company	Vice President

David M. Alongi Vice President	The Northern Trust Company	Vice President

Stephen G. Atkins Vice President	The Northern Trust Company	Vice President

Scott R. Ayres Vice President	The Northern Trust Company	Vice President

Frederick A. Azar Vice President	The Northern Trust Company	Vice President

Richard E. Balon, Jr. Senior Vice President	The Northern Trust Company	Senior Vice President

Walid S. Bandar Vice President	The Northern Trust Company	Vice President

Ellen G. Baras Vice President	The Northern Trust Company	Vice President

Andrea C. Barr Vice President	The Northern Trust Company	Vice President

Jeremy M. Baskin Senior Vice President	The Northern Trust Company	Senior Vice President

Belinda M. Basso Vice President	The Northern Trust Company	Vice President

Carl P. Beckman Senior Vice President and Treasurer	The Northern Trust Company	Senior Vice President

Gregory S. Behar Vice President	The Northern Trust Company	Vice President

Jacquelyn M. Benson Vice President	The Northern Trust Company	Vice President

Robert H. Bergson Senior Vice President	The Northern Trust Company	Senior Vice President

Timothy P. Blair Vice President	The Northern Trust Company	Vice President

Ali K. Bleecker Senior Vice President	The Northern Trust Company	Senior Vice President

Eric Vonn Boeckmann Vice President	The Northern Trust Company	Vice President

Julia Bristow Briggs Vice President	The Northern Trust Company	Vice President

Steven Brodeur Vice President	The Northern Trust Company	Vice President

Kieran Browne Vice President	The Northern Trust Company	Vice President

Elizabeth J. Buerckholtz Vice President	The Northern Trust Company	Vice President

Martin B. Bukoll Senior Vice President	The Northern Trust Company	Senior Vice President

Richard C. Campbell, Jr. Senior Vice President	The Northern Trust Company	Senior Vice President

Craig R. Carberry Secretary	The Northern Trust Company	Senior Attorney

Christopher W. Carlson Senior Vice President	The Northern Trust Company	Senior Vice President

Mark D. Carlson Senior Vice President	The Northern Trust Company	Senior Vice President

Robert A. Carlson Vice President	The Northern Trust Company	Vice President

Lisa R. Carriere Vice President	The Northern Trust Company	Vice President

Keith D. Carroll Vice President	The Northern Trust Company	Vice President

Clinton S. Cary Vice President	The Northern Trust Company	Vice President

Edward J. Casey Vice President	The Northern Trust Company	Vice President

Michael R. Chico Vice President	The Northern Trust Company	Vice President

Richard L. Clark Vice President	The Northern Trust Company	Vice President

John Sterling Cole II Senior Vice President	The Northern Trust Company	Senior Vice President

Kevin Anthony Connellan Senior Vice President	The Northern Trust Company	Senior Vice President

David A. Corris Vice President	The Northern Trust Company	Vice President

Joseph H. Costello Vice President	The Northern Trust Company	Vice President

Stephen J. Cousins Vice President	The Northern Trust Company	Vice President

John P. Cristello Vice President	The Northern Trust Company	Vice President

Alain Cubeles Senior Vice President	The Northern Trust Company	Senior Vice President

Susan C. Czochara Vice President	The Northern Trust Company	Vice President

Louis R. D’Arienzo Vice President	Northern Trust Bank, N.A.	Vice President

James Danaher Vice President	The Northern Trust Company	Vice President

Jordan D. Dekhayser Vice President	The Northern Trust Company	Vice President

William Dennehy II Vice President	The Northern Trust Company	Vice President

Michael C. Dering Vice President	The Northern Trust Company	Vice President

Philip S. DeSantis Vice President	The Northern Trust Company	Vice President

Timothy J. Detroy Vice President	The Northern Trust Company	Vice President

Caroline E. Devlin Vice President	The Northern Trust Company	Vice President

Joseph R. Diehl, Jr. Senior Vice President	The Northern Trust Company	Senior Vice President

John C. Doell Vice President	The Northern Trust Company	Vice President

Anna Dvinsky Domb Vice President	The Northern Trust Company	Vice President

Michael T. Doyle Vice President	The Northern Trust Company	Vice President

Peter John Driscoll Vice President	The Northern Trust Company	Vice President

Michael J. Drucker Vice President	The Northern Trust Company	Vice President

Orie Leslie Dudley, Jr. Director, Executive Vice President and Chief Investment Officer	The Northern Trust Company and Northern Trust Corporation	Executive Vice President and Chief Investment Officer

Margret Eva Duvall Vice President	The Northern Trust Company	Vice President

Patrick E. Dwyer Vice President	The Northern Trust Company	Vice President

Benjamin Easow Vice President	The Northern Trust Company	Vice President

Craig Steven Edwards Vice President	The Northern Trust Company	Vice President

Michael P. Egizio Vice President	The Northern Trust Company	Vice President

Shannon L. Eidson Vice President	The Northern Trust Company	Vice President

Deborah S. English Vice President	The Northern Trust Company	Vice President

Steven R. Everett Senior Vice President	The Northern Trust Company	Senior Vice President

Peter K. Ewing Senior Vice President	The Northern Trust Company	Senior Vice President

Rosa E. Fausto Vice President	The Northern Trust Company	Vice President

Gregory Fink Senior Vice President	The Northern Trust Company	Senior Vice President

David B. Fitchett Vice President	The Northern Trust Company	Vice President

Peter J. Flood Senior Vice President	The Northern Trust Company	Senior Vice President

Joseph J. Flowers Vice President	The Northern Trust Company	Vice President

Carolyn D. Franklin Vice President	The Northern Trust Company	Vice President

Lee R. Freitag Vice President	The Northern Trust Company	Vice President

Christopher A. Fronk Senior Vice President	The Northern Trust Company	Senior Vice President

Sophia S. Gellen Vice President	The Northern Trust Company	Vice President

Stephanie L. Geller Senior Vice President	The Northern Trust Company	Senior Vice President

Kim Marie Geraghty Vice President	The Northern Trust Company	Former Vice President

Jennifer Ann Gerlach Vice President	The Northern Trust Company	Vice President

Donna Gingras Senior Vice President and Controller	Northern Trust Securities, Inc.	Senior Vice President

Izabella Goldenberg Vice President	The Northern Trust Company	Vice President

Mark C. Gossett Director, Senior Vice President and Chief Operating Officer	The Northern Trust Company	Senior Vice President

Katherine D. Graham Senior Vice President	The Northern Trust Company	Senior Vice President

Robert S. Gray Senior Vice President	The Northern Trust Company	Senior Vice President

Laura Jean Gregg Vice President	The Northern Trust Company	Vice President

Michelle D. Griffin Vice President	The Northern Trust Company	Vice President

Ann M. Halter Vice President	The Northern Trust Company	Vice President

Alice S. Hammer Vice President	The Northern Trust Company	Vice President

Scott A. Hammond Vice President	The Northern Trust Company	Vice President

Geoffrey M. Hance Senior Vice President	The Northern Trust Company	Senior Vice President

William A. Hare Vice President	The Northern Trust Company	Vice President

Alec R. Harrell Vice President	The Northern Trust Company	Vice President

Nora J. Harris Vice President	The Northern Trust Company	Vice President

Philip Dale Hausken Senior Vice President	The Northern Trust Company	Senior Vice President

Sheri Barker Hawkins Senior Vice President	The Northern Trust Company	Senior Vice President

Jennifer A. Heckler Vice President	The Northern Trust Company	Vice President

Robert G. Heppell Vice President	The Northern Trust Company	Vice President

Stefanie Jaron Hest Vice President	The Northern Trust Company	Vice President

Kent C. Hiemenz Senior Vice President	The Northern Trust Company	Senior Vice President

Susan Hill Senior Vice President	The Northern Trust Company	Senior Vice President

Jackson L. Hockley Senior Vice President	The Northern Trust Company	Senior Vice President

Jean-Pierre Holland Vice President	The Northern Trust Company	Vice President

Bruce S. Honig Vice President	The Northern Trust Company	Vice President

Ylondia M. Hudson Vice President	The Northern Trust Company	Vice President

William E. Hyatt Vice President	The Northern Trust Company	Vice President

Daniel T. Hynes Vice President	The Northern Trust Company	Vice President

Richard J. Inzunza Vice President	The Northern Trust Company	Vice President

John W. Iwanicki Senior Vice President	The Northern Trust Company	Senior Vice President

Tamara L. Jackson Senior Vice President	The Northern Trust Company	Senior Vice President

Peter M. Jacobs Senior Vice President	The Northern Trust Company	Senior Vice President

Chrisopher J. Jaeger Vice President	The Northern Trust Company	Vice President

Amy L. Johnson Vice President	The Northern Trust Company	Vice President

Barbara M. Johnston Vice President	The Northern Trust Company	Vice President

Lucia A. Johnston Vice President	The Northern Trust Company	Vice President

Evangeline Mendoza Joves Vice President	The Northern Trust Company	Vice President

David P. Kalis Senior Vice President	The Northern Trust Company	Senior Vice President

Kathleen Kalp Senior Vice President	The Northern Trust Company	Senior Vice President

Ann F. Kanter Vice President	The Northern Trust Company	Vice President

Kendall Lee Kay Senior Vice President	The Northern Trust Company	Senior Vice President

Archibald E. King III Senior Vice President	The Northern Trust Company	Senior Vice President

Deborah L. Koch Vice President	The Northern Trust Company	Vice President

John A. Konstantos Vice President	The Northern Trust Company	Vice President

Konstantinos S. Kordalis Vice President	The Northern Trust Company	Vice President

Donald H. Korytowski Vice President	The Northern Trust Company	Vice President

Nikolas Kotsogiannis Vice President	The Northern Trust Company	Vice President

Michael R. Kovacs Vice President	The Northern Trust Company	Vice President

Michael L. Krauter Vice President	The Northern Trust Company	Vice President

Kevin R. Kresnicka Vice President	The Northern Trust Company	Vice President

John L. Krieg Senior Vice President	The Northern Trust Company	Senior Vice President

David Lamb Vice President	The Northern Trust Company	Vice President

Heather M. Letts Vice President	The Northern Trust Company	Vice President

Dustin A. Lewellyn Vice President	The Northern Trust Company	Vice President

Julie M. Loftus Vice President	The Northern Trust Company	Vice President

Lyle Logan Director and Executive Vice President	The Northern Trust Company	Executive Vice President

Jeanne M. Ludwig Vice President	The Northern Trust Company	Vice President

Mary Lukic Vice President	The Northern Trust Company	Vice President

Lisa Ann Lupi Vice President	The Northern Trust Company	Vice President

Cary J. Lyne Senior Vice President	The Northern Trust Company	Senior Vice President

William A. Lyons Vice President	The Northern Trust Company	Vice President

Stella Mancusi Vice President	The Northern Trust Company	Vice President

George P. Maris Senior Vice President	The Northern Trust Company	Senior Vice President

Daniel James Marshe Vice President	The Northern Trust Company	Vice President

Deborah A. Mastuantuono Vice President	The Northern Trust Company	Vice President

Peter L. Matteucci Vice President	The Northern Trust Company	Vice President

Mary Jane McCart Senior Vice President	The Northern Trust Company	Senior Vice President

James D. McDonald Senior Vice President	The Northern Trust Company	Senior Vice President

Lisa M. McDougal Vice President	The Northern Trust Company	Vice President

Douglas J. McEldowney Vice President	The Northern Trust Company	Vice President

Timothy T. McGregor Senior Vice President	The Northern Trust Company	Senior Vice President

David K. McHugh Senior Vice President	The Northern Trust Company	Senior Vice President

Melinda S. Mecca Senior Vice President	The Northern Trust Company	Senior Vice President

Ashish R. Mehta Vice President	The Northern Trust Company	Vice President

Marilyn J. Meservey Vice President and Assistant Treasurer	The Northern Trust Company	Vice President

Peter M. Michaels Vice President	The Northern Trust Company	Vice President

John P. Mirante Vice President	The Northern Trust Company	Vice President

Tomothy A. Misik Vice President	The Northern Trust Company	Vice President

James L. Mitchell Vice President	The Northern Trust Company	Vice President

Scott O. Muench Vice President	Northern Trust Bank, N.A.	Vice President

Shaun D. Murphy Senior Vice President	The Northern Trust Company	Senior Vice President

Matthew L. Myre Vice President	The Northern Trust Company	Vice President

Curtis A. Nass Vice President	The Northern Trust Company	Vice President

Charles J. Nellans Vice President	The Northern Trust Company	Vice President

Daniel J. Nelson Vice President	The Northern Trust Company	Vice President

Eric D. Nelson Vice President	The Northern Trust Company	Vice President

Greg M. Newman Vice President	The Northern Trust Company	Vice President

William M. Nickey III Vice President	The Northern Trust Company	Vice President

Thomas E. O’Brien Vice President	The Northern Trust Company	Vice President

Eileen M. O’Connor Vice President	The Northern Trust Company	Vice President

Kevin J. O’Shaughnessy Vice President	The Northern Trust Company	Vice President

Matthew Peron Senior Vice President	The Northern Trust Company	Senior Vice President

Daniel J. Personette Vice President	The Northern Trust Company	Vice President

Daniel J. Phelan Vice President	The Northern Trust Company	Vice President

Jonathan S. Pincus Vice President	The Northern Trust Company	Vice President

Donald R. Pollak Senior Vice President	The Northern Trust Company	Senior Vice President

Ofelia M. Potter Vice President	The Northern Trust Company	Vice President

Stephen N. Potter Director	The Northern Trust Company	Director

Nancy Prezioso Babich Vice President	The Northern Trust Company	Vice President

Katie D. Pries Senior Vice President	The Northern Trust Company	Senior Vice President

Patrick D. Quinn Vice President	The Northern Trust Company	Vice President

Andrew F. Rakowski Vice President	The Northern Trust Company	Vice President

Chad M. Rakvin Senior Vice President	The Northern Trust Company	Senior Vice President

Brent D. Reeder Senior Vice President	The Northern Trust Company	Senior Vice President

Jacqueline R. Reller Vice President	The Northern Trust Company	Vice President

Donna Lee Renaud Vice President	The Northern Trust Company	Vice President

Kristina Anne Richardson Vice President	The Northern Trust Company	Vice President

Alan W. Robertson Director and Senior Vice President	The Northern Trust Company	Senior Vice President

Colin A. Robertson Senior Vice President	The Northern Trust Company	Senior Vice President

Heather Parkes Rocha Vice President	The Northern Trust Company	Vice President

Duane Scott Rocheleau Senior Vice President	The Northern Trust Company	Senior Vice President

Theresa M. Rowohlt Vice President	The Northern Trust Company	Vice President

Lori Rae Runquist Senior Vice President	The Northern Trust Company	Senior Vice President

John D. Ryan Vice President	The Northern Trust Company	Vice President

Alexander D. Ryer Vice President	The Northern Trust Company	Vice President

Joyce St. Clair Director	The Northern Trust Company	Executive Vice President

Steven J. Santiccioli Vice President	The Northern Trust Company	Vice President

Steven A. Schoenfeld Senior Vice President	The Northern Trust Company	Senior Vice President

Eric K. Schweitzer Senior Vice President	The Northern Trust Company	Senior Vice President

Guy J. Sclafani Vice President	The Northern Trust Company	Vice President

Richard Raymond Seward Senior Vice President	The Northern Trust Company	Senior Vice President

Vernessa Sewell Vice President	The Northern Trust Company	Vice President

Christopher D. Shipley Vice President	The Northern Trust Company	Vice President

John D. Skjervem Senior Vice President	The Northern Trust Company	Senior Vice President

Stephen P. Sliney Vice President	The Northern Trust Company	Vice President

Mark C. Sodergren Vice President	The Northern Trust Company	Vice President

Theodore T. Southworth Senior Vice President	The Northern Trust Company	Senior Vice President

Carol J. Spartz Vice President	The Northern Trust Company	Vice President

Allison Walpole Stewart Vice President	The Northern Trust Company	Vice President

Colin S. Stewart Vice President	Northern Trust Securities, Inc.	Vice President

Kurt S. Stoeber Vice President	The Northern Trust Company	Vice President

Peter C. Stournaras Senior Vice President	The Northern Trust Company	Senior Vice President

Robert N. Streed Senior Vice President	The Northern Trust Company	Senior Vice President

Carol H. Sullivan Senior Vice President	The Northern Trust Company	Senior Vice President

Kevin P. Sullivan Vice President	The Northern Trust Company	Vice President

Carolyn B. Szaflik Vice President	Northern Trust Bank, N.A.	Vice President

Jon E. Szostak II Vice President	The Northern Trust Company	Vice President

Frank D. Szymanek Senior Vice President	The Northern Trust Company	Senior Vice President

Brad L. Taylor Vice President	The Northern Trust Company	Vice President

James C. Taylor Vice President	The Northern Trust Company	Vice President

Sunitha C. Thomas Vice President	The Northern Trust Company	Vice President

Jane W. Thompson Senior Vice President	The Northern Trust Company	Senior Vice President

Jennifer Kamp Trethaway Executive Vice President	The Northern Trust Company	Executive Vice President

Betsy Licht Turner Senior Vice President	The Northern Trust Company	Senior Vice President

Matthew R. Tushman Senior Vice President	The Northern Trust Company	Senior Vice President

David J. Unger Vice President	The Northern Trust Company	Vice President

Christopher W. Van Alstyne Vice President	The Northern Trust Company	Vice President

Brett A. Varchetto Vice President	The Northern Trust Company	Vice President

Michael A. Vardas Director and Senior Vice President	The Northern Trust Company	Senior Vice President

Richard Allan Vigsnes II Senior Vice President	The Northern Trust Company	Senior Vice President

Jens A. Vinje Vice President	The Northern Trust Company	Vice President

Frederick H. Waddell Director, President and Chief Executive Officer	The Northern Trust Company	President – Corporate and Institutional Services

Sharon M. Walker Vice President	Northern Trust Bank, N.A.	Vice President

Jeff M. Warland Vice President	The Northern Trust Company	Vice President

Scott B. Warner Vice President	The Northern Trust Company	Vice President

Lloyd A. Wennlund Director and Executive Vice President	The Northern Trust Company	Executive Vice President

	Northern Trust Securities, Inc.	President

Anthony E. Wilkins Senior Vice President	The Northern Trust Company	Senior Vice President

Thomas C. Williams Vice President	The Northern Trust Company	Vice President

Marie C. Winters Vice President	The Northern Trust Company	Vice President

Joseph E. Wolfe Vice President	The Northern Trust Company	Vice President

Kai Yee Wong Vice President	Northern Trust Bank, N.A.	Vice President

Mary Kay Wright Vice President	The Northern Trust Company	Vice President

Matthew C. Wruck Vice President	The Northern Trust Company	Vice President

19.	Payden & Rygel:

Payden & Rygel is located at 333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071 and engages principally in the business of providing investment services to institutional clients. Information as to the directors and officers of Payden & Rygel is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Robin Creswell Managing Principal	Payden & Rygel Global Ltd.	Managing Director

Scott J. Weiner, Ph.D. Managing Principal	Metzler/Payden LLC	President

Alverne Bolitho Principal	Payden & Rygel Global Ltd.	Director

Mark Morris, CFA Principal	Payden & Rygel Global Ltd.	Director

20.	Pacific Investment Management Company LLC:

Pacific Investment Management Company LLC (“PIMCO”) is located at 840 Newport Center Drive, Newport Beach, California 92260. PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed-income portfolios. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP and is a European-based, multinational insurance and financial services holding company. The directors and officers of PIMCO and their business and other connections are as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Tammie J. Arnold Managing Director	Pacific Investment Mgt Co. LLC	Head, Global Retail Distr

Brian P. Baker Managing Director	PIMCO Asia Ltd.	Account Manager

William R. Benz II Managing Director	PIMCO Europe Limited	Head of Acct Mgmt-Europe

Vineer Bhansali Managing Director	Pacific Investment Mgt Co. LLC	Portfolio Manager

Wendy W. Cupps Managing Director	Pacific Investment Mgt Co. LLC	Head, Product Management

Craig A. Dawson Managing Director	Pacific Investment Mgt Co. LLC	Head, Prod Mgmt-Europe

Chris P. Dialynas Managing Director	Pacific Investment Mgt Co. LLC	Portfolio Manager

Mohamed A. El-Erian Managing Director	Pacific Investment Mgt Co. LLC	Co-CEO Co-CIO

William H. Gross Managing Director	Pacific Investment Mgt Co. LLC	Founder, CIO-Sr Port Mgr

Douglas M. Hodge Managing Director	PIMCO Japan Limited	Director, Asia Pacific

Brent L. Holden Managing Director	Pacific Investment Mgt Co. LLC	Co-Hd of US Acct Mgmt

Daniel J. Ivascyn Managing Director	Pacific Investment Mgt Co. LLC	Portfolio Manager

Lew W. Jacobs IV Managing Director	Pacific Investment Mgt Co. LLC	Head of Talent Management

David C. Lown Managing Director	Pacific Investment Mgt Co. LLC	Technology & Operations

Scott A. Mather Managing Director	Pacific Investment Mgt Co. LLC	Head, PM Global Desk

Paul A. McCulley Managing Director	Pacific Investment Mgt Co. LLC	Portfolio Manager

Joseph V. McDevitt Managing Director	PIMCO Europe Limited	Head, PIMCO Europe

Curtis A. Mewbourne Managing Director	Pacific Investment Mgt Co. LLC	Portfolio Manager

James Frederic Muzzy Managing Director	Pacific Investment Mgt Co. LLC	Founder, Head, Bus Dev US

Thomas J. Otterbein Managing Director	Pacific Investment Mgt Co. LLC	Co-Hd of US Acct Mgmt

William C. Powers Managing Director	Pacific Investment Mgt Co. LLC	Portfolio Manager

Emanuele Ravano Managing Director	PIMCO Europe Limited	Head Portfolio Mgt London

Ernest L. Schmider Managing Director	Pacific Investment Mgt Co. LLC	Head of Funds Admin

W. Scott Simon Managing Director	Pacific Investment Mgt Co. LLC	Portfolio Manager

Makoto Takano Managing Director	PIMCO Japan Limited	President of PIMCO Japan

William S. Thompson Managing Director	Pacific Investment Mgt Co. LLC	Chief Executive Officer

Richard M. Weil Managing Director	Pacific Investment Mgt Co. LLC	Chief Operating Officer

Changhong Zhu Managing Director	Pacific Investment Mgt Co. LLC	Portfolio Manager

Mike Amey Executive VP	PIMCO Europe Limited	Portfolio Manager

Joshua M. Anderson Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

David S. Andrews Executive VP	Pacific Investment Mgt Co. LLC	Credit Analyst

Andrew Thomas Balls Executive VP	Pacific Investment Mgt Co. LLC	Head, Euro Portfolio Mgmt

Stephen B. Beaumont Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Gregory A. Bishop Executive VP	Pacific Investment Mgt Co. LLC	Financial Inter Group

Volker Blau Executive VP	PIMCO Europe Ltd. Munich Branch	Head Insurance

Andrew Bosomworth Executive VP	PIMCO Europe Ltd. Munich Branch	Co-Head Munich Port Mgmt

Jennifer S. Bridwell Executive VP	Pacific Investment Mgt Co. LLC	Mortgage Product Manager

WH Bruce Brittain Executive VP	Pacific Investment Mgt Co. LLC	Structured Product Mgr

Sabrina C. Callin Executive VP	Pacific Investment Mgt Co. LLC	StocksPLUS Product Mgr

Richard H. Clarida Executive VP	Pacific Investment Mgt Co. LLC	Global Strategic Advisor

Cyrille R. Conseil Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

John B. Cummings Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Suhail H. Dada Executive VP	PIMCO Europe Limited	Head, Middle East Bus Dev

William G. De Leon Executive VP	Pacific Investment Mgt Co. LLC	EVP, Portfolio Manager

Edward Devlin Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

David N. Fisher III Executive VP	Pacific Investment Mgt Co. LLC	Global Product Manager

David C. Flattum Executive VP	Pacific Investment Mgt Co. LLC	General Counsel

Hock Meng Foong Executive VP	PIMCO Asia Pte Ltd	Acct Mgr / Office Head

Dorothee J. Fuhrmann Executive VP	PIMCO Europe Limited	Product Manager

Richard F. Fulford III Executive VP	PIMCO Europe Limited	Account Manager

George Steven Gleason Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Michael A. Gomez Executive VP	Pacific Investment Mgt Co. LLC	Emerging Market Port Mgr

Stuart Thomson Graham Executive VP	PIMCO Canada	Head, PIMCO Canada

Robert J. Greer Executive VP	Pacific Investment Mgt Co. LLC	Real Return Product Mgr

Gordon C. Hally Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

John P. Hardaway Executive VP	Pacific Investment Mgt Co. LLC	Mgr, Mut Funds Operations

Kazunori Harumi Executive VP	PIMCO Japan Limited	Client Svcs - Pension

Dwight F. Holloway Jr. Executive VP	PIMCO Europe Limited	Account Manager

Mark T. Hudoff Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Mark R. Kiesel Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Stephanie Lorraine King Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Bruno Joseph Lettich Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Matthieu Louanges Executive VP	PIMCO Europe Ltd. Munich Branch	Co-Head Munich Port Mgmt

Tomoya Masanao Executive VP	PIMCO Japan Limited	Portfolio Manager

Mark V. McCray Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Robert Mead Executive VP	PIMCO Australia Pty. Ltd.	Portfolio Manager

John M. Miller Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Scott A. Millimet Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Haruki Minaki Executive VP	PIMCO Japan Limited	COO & Head Legal,Japan

Kristen S. Monson Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

James F. Moore Executive VP	Pacific Investment Mgt Co. LLC	Product Mgr, Pension Spec

Douglas J. Ongaro Executive VP	Pacific Investment Mgt Co. LLC	Head, Fin Inter Group

Koyo Ozeki Executive VP	PIMCO Japan Limited	Hd, Asian Credit Research

Saumil H. Parikh Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Jung Park Executive VP	PIMCO Asia Ltd.	Business Development

Bradley W. Paulson Executive VP	Pacific Investment Mgt Co. LLC	Head Global Legal/Compl.

Elizabeth M. Philipp Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Mark J. Porterfield Executive VP	Pacific Investment Mgt Co. LLC	Media & Public Relations

Brigitte Posch Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager, EM

Stephen A. Rodosky Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Scott L. Roney Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Seth R. Ruthen Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Jeffrey M. Sargent Executive VP	Pacific Investment Mgt Co. LLC	Head-Ops & IT Munich

Jerome M. Schneider Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Jonathan D. Short Executive VP	Pacific Investment Mgt Co. LLC	Head, Inst Bus Dev

Thibault C. Stracke Executive VP	Pacific Investment Mgt Co. LLC	Co-Head - Credit Research

Thomas F. Streiff Executive VP	Pacific Investment Mgt Co. LLC	Product Mgr, Retirement

Peter G. Strelow Executive VP	Pacific Investment Mgt Co. LLC	Mgr, Mutual Funds Admin

Mark A. Taborsky Executive VP	Pacific Investment Mgt Co. LLC	Product Manager, AA

Daniel I. Tarman Executive VP	Pacific Investment Mgt Co. LLC	Head of Mktg Communctns

Rami Toloui-Tehrani Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Eve Anne Celine Tournier Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Richard E. Tyson Executive VP	Pacific Investment Mgt Co. LLC	Senior Operations Manager

Marc van Heel Executive VP	PIMCO Europe Limited	Head, Bus Dev NLD/BEL

Jim Ward Executive VP	Pacific Investment Mgt Co. LLC	Head of Human Resources

John F. Wilson Executive VP	PIMCO Australia Pty. Ltd.	Head, Bus Dev Australia

Susan L. Wilson Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

George H. Wood Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Mihir P. Worah Executive VP	Pacific Investment Mgt Co. LLC	Portfolio Manager

Robert O. Young Executive VP	Pacific Investment Mgt Co. LLC	Account Manager

Cheng-Yuan Yu Executive VP	Pacific Investment Mgt Co. LLC	Financial Engineer

Laura A. Ahto Sr. Vice President	PIMCO Europe Limited	Head-Ops,Admin,Euro Funds

Daniel Baburek Sr. Vice President	PIMCO Japan Limited	Portfolio Manager

Lee Davison Beck Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Andreas Berndt Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

David James Blair Sr. Vice President	Pacific Investment Mgt Co. LLC	Credit Analyst

Felix Blomenkamp Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Head ABS

Philippe Bodereau Sr. Vice President	PIMCO Europe Limited	Credit Analyst

Kevin M. Broadwater Sr. Vice President	Pacific Investment Mgt Co. LLC	Attorney

Erik C. Brown Sr. Vice President	Pacific Investment Mgt Co. LLC	Tax Manager

Giang H. Bui Sr. Vice President	Pacific Investment Mgt Co. LLC	Structured Credit Analyst

Michael A. Burns Sr. Vice President	PIMCO Europe Limited	Account Manager

Robert Scott Carnachan Sr. Vice President	PIMCO Asia Ltd.	Asia Ex-Jpn Legal Counsel

John R. Cavalieri Sr. Vice President	Pacific Investment Mgt Co. LLC	Product Mgr, Real Return

Eugene Maynard Colter, Jr. Sr. Vice President	Pacific Investment Mgt Co. LLC	Head, Messaging & Content

Jonathan B. Cressy Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Kumaran K Damodaran Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

James Darling Sr. Vice President	PIMCO Canada	Account Manager

David J. Dorff Sr. Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Peter G. Dorrian Sr. Vice President	PIMCO Australia Pty. Ltd.	Head, Remarketing

Jennifer E. Durham Sr. Vice President	Pacific Investment Mgt Co. LLC	Chief Compliance Officer

Ben Emons Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Steven Ellis Ferber Sr. Vice President	Pacific Investment Mgt Co. LLC	DC Channel, Business Dev.

Robert A. Fields Sr. Vice President	Pacific Investment Mgt Co. LLC	Muni Product Manager

Marcellus M. Fisher Sr. Vice President	Pacific Investment Mgt Co. LLC	Manager, Trade Support

Joseph A. Fournier Sr. Vice President	PIMCO Europe Limited	Account Manager

Julian Foxall Sr. Vice President	PIMCO Australia Pty. Ltd.	Portfolio Manager

Ursula T. Frisch Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Alessandro Gandolfi Sr. Vice President	PIMCO Europe Limited	Head, Bus Dev Italy

Yuri P. Garbuzov Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Christopher T. Getter Sr. Vice President	Pacific Investment Mgt Co. LLC	Product Manager, EM

Gian Luca Giurlani Sr. Vice President	PIMCO Europe Limited	European Re-Marketing

Gregory S. Grabar Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

John Lawrence Griffiths Sr. Vice President	PIMCO Europe Limited	Head of Business Dev - UK

Jared B. Gross Sr. Vice President	Pacific Investment Mgt Co. LLC	Product Manager, LDI

Sachin Gupta Sr. Vice President	PIMCO Europe Limited	Portfolio Manager

Shailesh Gupta Sr. Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Tamotsu Hasegawa Sr. Vice President	PIMCO Japan Limited	Account Manager

Arthur J. Hastings Sr. Vice President	Pacific Investment Mgt Co. LLC	Compliance Manager

Ray C. Hayes Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Ilan Heimann Sr. Vice President	PIMCO Europe Limited	Product Manager

Jeffrey Helsing Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Gang Hu Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager, TIPS

Mark Alan Hughes Sr. Vice President	Pacific Investment Mgt Co. LLC	Credit Analyst

Daniel Herbert Hyman Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Mgr, ABS-MBS

Juergen Jann Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Co-Head Munich Gbl Desk

Ulrich Katz Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Andreas Keck Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

John Stephen King, Jr. Sr. Vice President	Pacific Investment Mgt Co. LLC	Attorney

Steven P. Kirkbaumer Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Mitsuaki Komatsu Sr. Vice President	PIMCO Japan Limited	Head of Compliance

Thomas Kressin Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Co-Head Munich Gbl Desk

Kevin D. Kuhner Sr. Vice President	PIMCO Europe Limited	Co-Head, Euro Remarketing

Warren M. Lackey Sr. Vice President	Pacific Investment Mgt Co. LLC	Director, Communications

Henrik P. Larsen Sr. Vice President	Pacific Investment Mgt Co. LLC	Mgr Fund Administration

Yanay Lehavi Sr. Vice President	Pacific Investment Mgt Co. LLC	Senior Developer

Gordon F. Linke Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Rafael A. Lopez Sr. Vice President	PIMCO Japan Limited	Operations Manager

Steven Charles Ludwig Sr. Vice President	Pacific Investment Mgt Co. LLC	Senior Compliance Officer

Richard Mak Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Scott W. Martin Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Julie Ann Meggers Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Cynthia Louise Meyn Sr. Vice President	Pacific Investment Mgt Co. LLC	Senior Operations Manager

Kendall P. Miller, Jr. Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Davida J. Milo Sr. Vice President	Pacific Investment Mgt Co. LLC	CRM Platform Manager

Gail Mitchell Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Eric J. Mogelof Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Robert Morena Sr. Vice President	Pacific Investment Mgt Co. LLC	Head, Inst Bus Dev NY

Raja Mukherji Sr. Vice President	Pacific Investment Mgt Co. LLC	Credit Analyst

Alfred T. Murata Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Ramakrishnan S. Nambimadom Sr. Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Steven B. Nicholls Sr. Vice President	PIMCO Europe Limited	Account Manager

Roger O. Nieves Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Gillian O’Connell Sr. Vice President	PIMCO Europe Limited	Manager of Operations

Shigeki Okamura Sr. Vice President	PIMCO Japan Limited	Account Manager

Eric Alan Okun Sr. Vice President	Pacific Investment Mgt Co. LLC	Senior Manager

Arthur Y.D. Ong Sr. Vice President	Pacific Investment Mgt Co. LLC	Attorney

Guillermo Ariel Osses Sr. Vice President	Pacific Investment Mgt Co. LLC	Emerging Market Analyst

Lorenzo P. Pagani Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Keith Perez Sr. Vice President	Pacific Investment Mgt Co. LLC	Senior Developer

Rudolph Pimentel Sr. Vice President	Pacific Investment Mgt Co. LLC	Product Manager

David J. Pittman Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Axel Potthof Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Krishna Prasad Sr. Vice President	PIMCO Europe Limited	Portfolio Manager, ABS

Vladyslav Putyatin Sr. Vice President	PIMCO Europe Limited	Portfolio Manager

Wendong Qu Sr. Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Ronald M. Reimer Sr. Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Paul W. Reisz Sr. Vice President	Pacific Investment Mgt Co. LLC	ST/Stable Value Prod Mgr

Yiannis Repoulis Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Account Manager

Thomas Edmund Rice Sr. Vice President	PIMCO Europe Limited	European Legal Counsel

Melody Rollins Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Mark A. Romano Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Stacy Leigh Schaus Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Stephen O. Schulist Sr. Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Verena Senne Sr. Vice President	PIMCO Europe Ltd. Munich Branch	L&C Officer

Ivan Skobtsov Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Kenton Todd Smith Sr. Vice President	Pacific Investment Mgt Co. LLC	ABS/MBS Analyst

Michael Sonner Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Luke Drago Spajic Sr. Vice President	PIMCO Europe Limited	Head - Pan Euro Credit PM

Scott M. Spalding Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Jeffrey Springer Sr. Vice President	PIMCO Australia Pty. Ltd.	Account Manager

Christian Martin Staub Sr. Vice President	PIMCO Switzerland LLC	Head, PIMCO Switzerland

Scott Patrick Steele Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Joel Edward Strauch Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Junji Tabata Sr. Vice President	PIMCO Japan Limited	Legal

Kyle J. Theodore Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Michael Frazier Thompson Sr. Vice President	PIMCO Europe Limited	Co-Head, Euro Remarketing

Powell C. Thurston Sr. Vice President	Pacific Investment Mgt Co. LLC	Structured Product Mgr

Natalie Trevithick Sr. Vice President	Pacific Investment Mgt Co. LLC	Invest Grade Corp Trader

Shiro Tsubota Sr. Vice President	PIMCO Japan Limited	Client Servicing

Maria-Theresa F. Vallarta-Jordal Sr. Vice President	Pacific Investment Mgt Co. LLC	Attorney

Marco van Akkeren Sr. Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS

Jeroen T. S. van Bezooijen Sr. Vice President	PIMCO Europe Limited	Product Manager, LDI

Henk Jan van Zoelen Sr. Vice President	PIMCO Europe Limited	Account Mgr

David Viana Sr. Vice President	PIMCO Europe Limited	Int’l Compliance Officer

Hiromi Wada Sr. Vice President	PIMCO Japan Limited	Account Manager

Trent W. Walker Sr. Vice President	Pacific Investment Mgt Co. LLC	Financial Reporting Mgr

Michael C. Watchorn Sr. Vice President	Pacific Investment Mgt Co. LLC	Credit Analyst

Timothy C. White Sr. Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Bransby M. Whitton Sr. Vice President	PIMCO Asia Pte Ltd	Account Manager

Christian Wild Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Credit Research Analyst

Mitchell W. Wilner Sr. Vice President	Pacific Investment Mgt Co. LLC	High Yield Trader

Frank Witt Sr. Vice President	PIMCO Europe Ltd. Munich Branch	Head, Bus Dev DEU/AUT

Shinichi Yamamoto Sr. Vice President	PIMCO Japan Limited	Account Manager

Tamerlan Abdikeev Vice President	PIMCO Europe Ltd. Munich Branch	Manager, Bus Dev

Mark Saied Afrasiabi Vice President	Pacific Investment Mgt Co. LLC	Credit Analyst

Carlos Agredano Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Georgios Allamanis Vice President	PIMCO Europe Limited	Account Manager

Michael Althof Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Mangala V. Ananthanarayanan Vice President	PIMCO Europe Limited	Account Manager

Stacie D. Anctil Vice President	Pacific Investment Mgt Co. LLC	Pricing Manager

Kwame A. Anochie Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Susan Asay Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Joerg Avancini Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Gita Bal Vice President	PIMCO Europe Limited	Credit Analyst

Sharad Bansal Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Donna E. Barnes Vice President	Pacific Investment Mgt Co. LLC	FINRA Prin & Compl Mgr

Sandra M. Benson Vice President	Pacific Investment Mgt Co. LLC	Sr. Corporate Paralegal

Kfir Naftali Ben-Zvi Vice President	Pacific Investment Mgt Co. LLC	Portfolio Pricing Analyst

Matteo Bertolo Vice President	PIMCO Europe Limited	Account Manager

Dave H. Bierman Vice President	Pacific Investment Mgt Co. LLC	Software Developer

Ryan Patrick Blute Vice President	PIMCO Europe Limited	Product Manager

Timo Boehm Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Laurence Edwin Bolton Vice President	Pacific Investment Mgt Co. LLC	Attorney

C. Robert Boyd Vice President	Pacific Investment Mgt Co. LLC	Senior Structure Analyst

Myles E.C. Bradshaw Vice President	PIMCO Europe Limited	Portfolio Manager

Matthew H. Brenner Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Jelle Brons Vice President	PIMCO Europe Limited	Trading Associate

Christopher P. Brune Vice President	Pacific Investment Mgt Co. LLC	Risk Oversight Analyst

Robert Burns Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Jeffrey Alan Byer Vice President	Pacific Investment Mgt Co. LLC	Fund Development

Christopher Caltagirone Vice President	Pacific Investment Mgt Co. LLC	Product Manager

Wing-Harn Chen Vice President	Pacific Investment Mgt Co. LLC	Credit Analyst

Audrey Lee Cheng Vice President	Pacific Investment Mgt Co. LLC	Attorney

Tracy Chin Vice President	PIMCO Australia Pty. Ltd.	Credit Analyst

William Chipp Vice President	Pacific Investment Mgt Co. LLC	Global Service Liaison

Amit Chopra Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Raymond Matthew Clark Vice President	Pacific Investment Mgt Co. LLC	Account Manager

James Robert Clarke Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Anthony H. Cooke Vice President	Pacific Investment Mgt Co. LLC	Software Developer

Darryl Paul Cornelius Vice President	PIMCO Europe Limited	Product Specialist

Ana Cortes Gonzalez Vice President	PIMCO Europe Limited	Portfolio Manager, ABS

William Sylvester Cumby III Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS

Juergen Dahlhoff Vice President	PIMCO Europe Ltd. Munich Branch	Credit Research Analyst

Birgitte Danielsen Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Mary De Bellis Vice President	Pacific Investment Mgt Co. LLC	Dom Trade Asst Supervisor

Nicola A. De Lorenzo Vice President	PIMCO Europe Limited	Business Mgt Associate

Burcin Dilek Vice President	PIMCO Europe Ltd. Munich Branch	Head Trade Support

Anton Dombrovsky Vice President	PIMCO Europe Ltd. Munich Branch	Product Manager

Matthew P. Dorsten Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Travis J. Dugan Vice President	Pacific Investment Mgt Co. LLC	Money Market Specialist

Manish Dutta Vice President	Pacific Investment Mgt Co. LLC	Senior Software Developer

Vernon Edler Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Ben Matthew Edwards Vice President	PIMCO Europe Limited	Account Manager

Linda Eedes Vice President	PIMCO Europe Limited	Account Manager

Edward L. Ellis Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Antoinette Eltz Vice President	PIMCO Europe Limited	Product Manager

Jason S. England Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Bret W. Estep Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Stefanie D. Evans Vice President	Pacific Investment Mgt Co. LLC	Sr Mortgage Credit Anlyst

Martin E. Feeny Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Melissa A. Fejdasz Vice President	Pacific Investment Mgt Co. LLC	Contracts Admin Manager

Thomas Finkenzeller Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Andrew C. Forsyth Vice President	PIMCO Canada	Head, Bus Dev Canada

Ellen Fowler Vice President	Pacific Investment Mgt Co. LLC	Executive Assistant

Frank Froehlich Vice President	PIMCO Europe Ltd. Munich Branch	Compliance Officer

Hiroaki Furusho Vice President	PIMCO Japan Limited	Account Manager

Leandro Jose Galli Vice President	PIMCO Europe Limited	Trading Associate

Andrew David Garnett Vice President	PIMCO Europe Limited	Regulatory Compliance Mgr

Sharad Ghosh Vice President	PIMCO Asia Pte Ltd	Account Manager

Thomas C. Gibson Vice President	Pacific Investment Mgt Co. LLC	AIMR Compl Audit Spec

Robert M. Gingrich Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Linda J. Gould Vice President	Pacific Investment Mgt Co. LLC	Fee Analyst

Myrrha H. Grady Vice President	Pacific Investment Mgt Co. LLC	Manager

Zoya Schoenholtz Graves Vice President	Pacific Investment Mgt Co. LLC	Global Strategic Mktg&Ad

Stuart Paul Griffiths Vice President	PIMCO Europe Limited	Risk & Compliance Officer

Kristin Lynn Gruben Vice President	Pacific Investment Mgt Co. LLC	Compliance Officer

Marco Grzesik Vice President	PIMCO Europe Ltd. Munich Branch	Head, Bus Dev France

Haidi Gu Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Tim Haaf Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Tanja Haeckl Vice President	PIMCO Europe Ltd. Munich Branch	VP, Head Cash Desk

William Robert Hagmeier Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Matthew Richard Hauschild Vice President	Pacific Investment Mgt Co. LLC	Senior Developer

Kaveh Christian Heravi Vice President	Pacific Investment Mgt Co. LLC	Technology Manager

Hans Joerg Herlan Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Thomas R. Hockswender Vice President	Pacific Investment Mgt Co. LLC	Senior Developer

Jonathan Lane Horne Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Hwa-Ming Hsiang Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Michael Huxhorn Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Terrence Liu Ing Vice President	Pacific Investment Mgt Co. LLC	Credit Analyst

Eric D. Johnson Vice President	Pacific Investment Mgt Co. LLC	Mutual Fund Admin

Kelly Johnson Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Nicholas J. Johnson Vice President	Pacific Investment Mgt Co. LLC	Commodity Analyst

Jeff Jones Vice President	Pacific Investment Mgt Co. LLC	Learning/Ldrshp Dvlpment

Steven L. Jones Vice President	Pacific Investment Mgt Co. LLC	Product Manager

Daniel V. Jordan Vice President	Pacific Investment Mgt Co. LLC	Fin Business Analyst

Tadashi Kakuchi Vice President	PIMCO Japan Limited	Portfolio Manager

Natalie Karpov Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Constance Kavafyan Vice President	PIMCO Europe Limited	Acct Manager

Philipp Kellerhals Vice President	PIMCO Europe Ltd. Munich Branch	Head Quant Strategies

Benjamin Marcus Kelly Vice President	PIMCO Australia Pty. Ltd.	Account Manager

Alec Kersman Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Jason M. Kezelman Vice President	Pacific Investment Mgt Co. LLC	Account Manager

John Jeffrey Kirkowski Vice President	Pacific Investment Mgt Co. LLC	Product Manager

Yayoi Kishimoto Vice President	PIMCO Japan Limited	Account Manager

Chisato Kohari Vice President	PIMCO Japan Limited	Credit Analyst

Kimberley Grace Korinke Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Ryan Patrick Korinke Vice President	Pacific Investment Mgt Co. LLC	Product Manager

Stefan Kuehne Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Mukund Kumar Vice President	Pacific Investment Mgt Co. LLC	Sr Developer/Fin Engineer

Richard R. LeBrun Jr. Vice President	Pacific Investment Mgt Co. LLC	Attorney

Alvin Lip Sin Lee Vice President	PIMCO Asia Pte Ltd	Mgr, Compliance & Acctg

Robert Ru-Bor Lee Vice President	Pacific Investment Mgt Co. LLC	Senior Software Developer

Chon-Ian Leong Vice President	PIMCO Europe Limited	Alternatives

Li Li Vice President	PIMCO Asia Ltd.	Account Manager

Chia Liang Lian Vice President	PIMCO Asia Pte Ltd	EM Portfolio Manager

Astrid Linder Vice President	PIMCO Europe Ltd. Munich Branch	Product Manager

Michael V. Liwski Vice President	Pacific Investment Mgt Co. LLC	Mgr, Client Report & Pres

Christopher F. Lofdahl Vice President	Pacific Investment Mgt Co. LLC	Executive Office Team

John J. Loh Vice President	Pacific Investment Mgt Co. LLC	Mgr, Risk Operations

Hui Long Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Joy Lynn Lopez Vice President	Pacific Investment Mgt Co. LLC	Tax Manager

Matthieu Hubert Felix Loriferne Vice President	PIMCO Europe Limited	Credit Analyst

David Bernard Love Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Erika Hayflick Lowe Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Alain Mandy Vice President	PIMCO Europe Limited	Mgr, Cust, Acct & Fin Rep

Chantal M.H. Manseau Guerdat Vice President	PIMCO Canada Mgmt	Account Manager

Rene Martel Vice President	Pacific Investment Mgt Co. LLC	Product Manager

Nadege Martini Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Veronika Mayershofer Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Associate

Bettina E.F. Mazzocchi Vice President	PIMCO Europe Limited	Re Marketing Account Mgr

Patrick Murphy McCann Vice President	Pacific Investment Mgt Co. LLC	Global Operations

Frederic Merz Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Mark E. Metsch Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Carlo Micali Vice President	PIMCO Europe Ltd. Munich Branch	Account Manager

Kristion T. Mierau Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Roland Mieth Vice President	PIMCO Asia Pte Ltd	Portfolio Manager, EM

Lanny H. Moeljanto Vice President	Pacific Investment Mgt Co. LLC	Manager

Carol Molloy Vice President	PIMCO Australia Pty. Ltd.	Account Manager

John Edward Morrison Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Jeffrey Charles Muehlethaler Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Matthew J. Mulcahy Vice President	PIMCO Australia Pty. Ltd.	Portfolio Manager

Yuko Murano Vice President	PIMCO Japan Limited	HR Manager

Robin Nabors Vice President	Pacific Investment Mgt Co. LLC	Sr. HR Generalist

Matthew J. Nest Vice President	PIMCO Asia Ltd.	Account Manager

Albert K. Ng Vice President	Pacific Investment Mgt Co. LLC	Senior Programmer

Tommy D. Nguyen Vice President	PIMCO Europe Limited	Account Manager

Sachiko Nojima Vice President	PIMCO Japan Limited	Manager, Operations

John F. Norris Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Sachiko Okuma Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Joshua A. Olazabal Vice President	Pacific Investment Mgt Co. LLC	Executive Office Team

Jennifer Lynn Oliva Vice President	Pacific Investment Mgt Co. LLC	Manager

Simon Timothy Osborne Vice President	Pacific Investment Mgt Co. LLC	Trade Compliance

Marie S. Otterbein Vice President	Pacific Investment Mgt Co. LLC	Spvsr Producer Group

Iohan Perez Vice President	Pacific Investment Mgt Co. LLC	Portfolio Associate

Daniel Phillipson Vice President	PIMCO Europe Ltd. Munich Branch	Product Manager

Jesse L. Pricer Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Ying Qiu Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager,ABS-MBS

Pierre-Yves Rahari Vice President	PIMCO Europe Limited	Manager, Shareholder Svcs

Lupin Rahman Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Joshua D. Ratner Vice President	Pacific Investment Mgt Co. LLC	Attorney

Danelle J. Reimer Vice President	Pacific Investment Mgt Co. LLC	Trading Floor Manager

Kevin Riendeau Vice President	PIMCO Japan Limited	Business Manager

William A. Rogers Vice President	Pacific Investment Mgt Co. LLC	Structured Products Serv

Stephen Ronnie Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Cathy T. Rowe Vice President	Pacific Investment Mgt Co. LLC	Administrative Port Mgr

Lynn Rudolph Vice President	Pacific Investment Mgt Co. LLC	Sr. HR Generalist

Yoshiyuki Sakane Vice President	PIMCO Japan Limited	Account Manager

Deepa A. Salastekar Vice President	Pacific Investment Mgt Co. LLC	ABS/MBS Product Manager

Marion Scherzinger Vice President	PIMCO Europe Ltd. Munich Branch	Credit Research Analyst

Monika Schnatterer Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Associate

Patricia Ann Schuetz Vice President	PIMCO Europe Limited	Account Manager

Adrian O. Schultes Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Gerlinde Schwab Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Stephen D. Schwab Vice President	Pacific Investment Mgt Co. LLC	Head of DC Sales Support

Myckola Schwetz Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Iwona E. Scibisz Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Ian Scorah Vice President	PIMCO Europe Limited	Legal Counsel

Toru Sejima Vice President	PIMCO Japan Limited	Acct Mgr, Clnt Svcs-Pens

Rahul M. Seksaria Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Therenah Sesay Vice President	Pacific Investment Mgt Co. LLC	Mgr Account Associate

Matthew D. Shaw Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Erica H. Sheehy Vice President	Pacific Investment Mgt Co. LLC	Compliance

Julie M. Shepherd Vice President	Pacific Investment Mgt Co. LLC	Manager, AM Support

Taro Shiroyama Vice President	PIMCO Japan Limited	Account Manager

Aylin Somersan-Coqui Vice President	PIMCO Europe Ltd. Munich Branch	Account Manager

Alyssa Michele Soto Vice President	Pacific Investment Mgt Co. LLC	Manager

Tobias Spandri Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Jennifer N. Spicijaric Vice President	Pacific Investment Mgt Co. LLC	Cash Manager

Candice Elizabeth Stack Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Christina Stauffer Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Richard Stravato Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Alexandru Struc Vice President	PIMCO Europe Limited	Portfolio Manager

Hao Sun Vice President	PIMCO Asia Ltd.	Account Manager

Yuanyuan Suo Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Donald W. Suskind Vice President	Pacific Investment Mgt Co. LLC	Product Manager

Ichiro Takeuchi Vice President	PIMCO Japan Limited	Account Manager

Hikaru Takizuka Vice President	PIMCO Japan Limited	Compliance Manager

Joe Tam Vice President	Pacific Investment Mgt Co. LLC	Manager

Christine M. Telish Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Michael A. Terry Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Dominique Tersin Vice President	PIMCO Europe Limited	Trade Assistant

Brian Tomlinson Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Eva-Maria Traber Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Associate

Loc Khanh Tran Vice President	Pacific Investment Mgt Co. LLC	Sr Database Administrator

Michael J. Trovato Vice President	PIMCO Europe Limited	Account Mgr., Middle East

Koonnang Colin Tse Vice President	PIMCO Europe Limited	Account Manager

Yael Gayle Tzemach Vice President	Pacific Investment Mgt Co. LLC	EM Product Manager

Peter A. Van De Zilver Vice President	Pacific Investment Mgt Co. LLC	Financial Engineer

Christine Ann Velasco Vice President	Pacific Investment Mgt Co. LLC	Manager

Erik A. Velicer Vice President	PIMCO Europe Limited	Manager

Greg von der Linden Vice President	Pacific Investment Mgt Co. LLC	VP Staffing

Mark Walenbergh Vice President	PIMCO Europe Limited	Account Manager

Kasten Walther Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Hansford B. Warner IV Vice President	Pacific Investment Mgt Co. LLC	Credit Structure Analyst

Charles Watford Vice President	PIMCO Europe Limited	Credit Research Analyst

Michele Deborah Weinberger Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Paul Frederick Wendler IV Vice President	Pacific Investment Mgt Co. LLC	Middle Office Manager

Keith Adam Werber Vice President	Pacific Investment Mgt Co. LLC	Cash Desk Supervisor

Paul T. Wildermuth Vice President	Pacific Investment Mgt Co. LLC	Manager

Kai Wildforster Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Charles A. Williams III Vice President	Pacific Investment Mgt Co. LLC	Office Services & Support

Jason A. Williams Vice President	Pacific Investment Mgt Co. LLC	Trader

Kevin Michael Winters Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Andrew T. Wittkop Vice President	Pacific Investment Mgt Co. LLC	Portfolio Manager

Greggory S. Wolf Vice President	Pacific Investment Mgt Co. LLC	Shareholder Svcs Manager

Tammy Nguyen Wong Vice President	Pacific Investment Mgt Co. LLC	CRM Functional Lead

Jianghua Xu Vice President	Pacific Investment Mgt Co. LLC	Senior Software Developer

Jing Yang Vice President	Pacific Investment Mgt Co. LLC	Structured Credit Assoc

Vadim Igorevich Yasnov Vice President	Pacific Investment Mgt Co. LLC	Financial Engr/Developer

Sadettin Yildiz Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

Anna W. Yu Vice President	Pacific Investment Mgt Co. LLC	Account Manager

Walter Yu Vice President	Pacific Investment Mgt Co. LLC	Senior Software Developer

Mary Alice Zerner Vice President	PIMCO Europe Limited	Head of Mktg Comm

Ji Sheng Zhang Vice President	PIMCO Europe Ltd. Munich Branch	Portfolio Manager

21.	Philadelphia International Advisors, L.P.:

The sole business activity of Philadelphia International Advisors, L.P. (“PIA”), One Liberty Place, 1650 Market Street, Suite 1400, Philadelphia, Pennsylvania 19103 is to serve as an investment adviser. PIA is registered under the Investment Advisers Act of 1940, as amended. Information as to the partners of PIA is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Andrew Williams, Chief Investment Officer and Portfolio Manager	Germantown Friends School	Treasurer

22.	Rainier Investment Management, Inc.®:

Rainier Investment Management, Inc.® (“Rainier”) is located at 601 Union Street, Suite 2801, Seattle, Washington 98101 and manages assets for defined contribution and benefit plans, investment companies and other institutional investors. Rainier is 100% owned and operated by the firm’s investment professionals. The directors, officers and/or partners of Rainier have not held any positions with other companies during the past two fiscal years.

23.	RREEF America L.L.C.:

RREEF America L.L.C. (“RREEF”) is located at 875 North Michigan Avenue, 41st Floor, Chicago, Illinois, 60611, and the firm’s sole business activity is to serve as an investment advisor. RREEF is registered under the Investment Advisers Act of 1940, as amended. The directors and officers of RREEF have not held any positions with other companies during the past two fiscal years.

24.	Sands Capital Management, LLC:

Sands Capital Management, LLC (“Sands”) is located at 1101 Wilson Boulevard., Suite 2300, Arlington, Virginia 22209. The directors, officers and/or partners of Sands have not held any positions with other companies during the past two fiscal years.

25.	STW Fixed Income Management Ltd.:

STW Fixed Income Management Ltd. (“STW”) has been a specialty bond manager since 1977. Investment grade fixed-income management is the firm’s only business. STW is a registered investment advisor under the Investment Advisers Act of 1940, as amended. STW has two wholly-owned subsidiaries, STW Fixed Interest Management Ltd. and STW International Ltd. STW Fixed Interest Management Ltd. is authorized and regulated by the Financial Services Authority in the United Kingdom. Information as to the directors and officers of STW is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
William H. Williams Principal, Chief Executive Officer and Chief Investment Officer	STW Fixed Interest Management Ltd.; STW International Ltd.	Principal, Chief Executive Officer and Chief Investment Officer

Edward H. Jewett Principal and Portfolio Manager	STW Fixed Interest Management Ltd.; STW International Ltd.	Principal and Portfolio Manager

Maryellen D. McEachen Principal and Chief Operating Officer	STW Fixed Interest Management Ltd.; STW International Ltd.	Principal and Chief Operating Officer

Anton Plasil Principal and Head of Systems and Technology	STW Fixed Interest Management Ltd.; STW International Ltd.	Principal and Head of Systems and Technology

Erin K. Chrislock Principal, Chief Compliance Officer and General Counsel	STW Fixed Interest Management Ltd.; STW International Ltd.	Principal, Chief Compliance Officer and General Counsel

26.	TCW Investment Management Company:

The TCW Group, Inc., 865 South Figueroa Street, Los Angeles, California 90017 is a wholly-owned subsidiary of Société Générale Asset Management, S.A. (“SGAM”). SGAM is a wholly-owned subsidiary of Société Générale, S.A, a publicly held financial firm headquartered in Paris, France. The TCW Group principally includes the parent company, The TCW Group, Inc.; Trust Company of the West, an independent trust company chartered by the State of California; TCW Asset Management Company; and TCW Investment Management Company. Information as to the directors and officers of the Adviser is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Robert D. Beyer President and Chief Executive Officer	The Kroger Co.; The Allstate Corporation; MLA Sports, LLC	Director

Patrick R. Pagni Executive Vice President	Aedian (formerly: Sys-Com Group); SGAM Inc.	Director

Michael E. Cahill Executive Vice President and General Counsel	Constitutional Rights Foundation; Southwestern University School of Law	Director

David S. DeVito Executive Vice President and Chief Administrative Officer	Archdiocese of Los Angeles; Loyola High School; YMCA of Metropolitan L.A.	Director

Robert A. Day Chairman

Claremont McKenna College;

WM Keck Foundation;

Willametta K. Day Foundation;

Foley Timber & Land Co.;

Freeport McMoran Copper/Gold;

McMoRan Exploration Co.;

Societe Generale;

Syntroleum Corporation;

Turbine Air Systems

Director

Marc I. Stern Vice Chairman	California Institute of Technology; DataDirect Networks, Inc.; Qualcomm, Incorporated	Director

27.	TimesSquare Capital Management, LLC:

The business activity of TimesSquare Capital Management, LLC (“TSCM”), 1177 Avenue of the Americas, 39th Floor, New York, New York 10036-9998 is to serve as an investment adviser and assist in the selection of investment advisers. TSCM is registered under the Investment Advisers Act of 1940, as amended. The directors and officers of TSCM have not held any positions with other companies during the past two fiscal years.

28.	UBS Global Asset Management (Americas) Inc.:

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is located at One North Wacker Drive, Chicago, Illinois 60606. UBS Global AM is an indirect wholly-owned asset management subsidiary of UBS AG. Information as to UBS Global AM’s directors and principal officers is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Kai R. Sotorp President, Head of Americas and Member of Board of Directors	UBS AG	Member of the UBS Group Managing Board

	UBS Global Asset Management Trust Company	President and Member of Board of Directors

	UBS Global Asset Management (US) Inc.	Vice President and Member of Board of Directors

Mark F. Kemper Managing Director and Head of Legal – Americas	UBS Global Asset Management Trust Company; UBS Global Asset Management (US) Inc.	Secretary

John Moore Managing Director, Treasurer and Member of Board of Directors	UBS Global Asset Management Trust Company	Treasurer

	UBS Global Asset Management (US) Inc.	Managing Director, Treasurer and Member of Board of Directors

Barry M. Mandinach Managing Director, Head of Distribution, Vice President and Member of Board of Directors	UBS Global Asset Management (US) Inc.	President and Member of Board of Directors

Joseph M. McGill Managing Director and Chief Compliance Officer	UBS Global Asset Management Trust Company	Chief Compliance Officer

	UBS Global Asset Management (US) Inc.	Managing Director and Chief Compliance Officer

29.	Western Asset Management Company:

Western Asset Management Company (“Western”) is located at 385 East Colorado Boulevard, Pasadena, California 91101, and the sole business activity of Western is to serve as an investment adviser. Western is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Western is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Peter L. Bain Director

Legg Mason Capital Management, Inc.;

Batterymarch Financial Management, Inc.;

Brandywine Global Investment Management (Asia) Pte Ltd.;

Clearbridge Asset Management, Inc.;

Barrett Associates, Inc.;

Bartlett & Co.;

Legg Mason Fund Adviser, Inc.;

Legg Mason Canada Holdings Ltd.;

Legg Mason Funding Corp.;

Legg Mason Real Estate Investors, Inc.;

Legg Mason Real Estate Securities Advisors, Inc.;

PCM Holdings I, Inc.;

PCM Holdings II, LLC;

Permal Asset Management, Inc.;

Western Asset Management Company Limited;

Director

Western Asset Management Company Ltd.; Western Asset Management Company Pty Ltd; Western Asset Management (UK) Holdings Limited; Western Asset Management Company Pte, Ltd

Brandywine Global Investment Management, LLC;

Clearbridge Advisors, LLC;

Global Currents Investment Management, LLC;

Legg Mason Global Asset Allocation, LLC;

Legg Mason Investment Counsel, LLC;

Legg Mason Partners Fund Advisor, LLC;

Royce & Associates, LLC

Manager

	Legg Mason, Inc.	Senior Executive Vice President

	Legg Mason Realty Capital, Inc.; Legg Mason Realty Group, Inc.; Legg Mason Realty Partners, Inc.; Legg Mason Tower, Inc.; LMRC II, Inc.; LMRC Properties, Inc.	President and Director

D. Daniel Fleet President

Western Asset Management Company Limited;

Western Asset Management Company Ltd.;

Western Asset Management Company Pty Ltd;

Western Asset Management (UK) Holdings Limited;

Western Asset Management Company Pte, Ltd

Director

Jeffrey A. Nattans Director	Legg Mason, Inc.	Vice President

	Legg Mason International Holdings, LLC	Manager and Vice President

Western Asset Management Company Limited;

Western Asset Management Company Ltd.;

Western Asset Management Company Pty Ltd;

Western Asset Management (UK) Holdings Limited;

Western Asset Management Company Pte, Ltd

Director

James W. Hirschmann III Chief Executive Officer and Director	Western Asset Management Company Limited	Director

30.	Western Asset Management Company Limited:

The sole business activity of Western Asset Management Company Limited (“WAMCL”) is to serve as an investment adviser. WAMCL is located at 155 Bishopsgate, London, EC 2M3XG, United Kingdom and is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of WAMCL is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Peter L. Bain Director

Legg Mason Capital Management, Inc.;

Batterymarch Financial Management, Inc.;

Brandywine Global Investment Management (Asia) Pte Ltd.;

Clearbridge Asset Management, Inc.;

Barrett Associates, Inc.;

Bartlett & Co.;

Legg Mason Fund Adviser, Inc.;

Legg Mason Canada Holdings Ltd.;

Legg Mason Funding Corp.;

Legg Mason Real Estate Investors, Inc.;

Director

Legg Mason Real Estate Securities Advisors, Inc.;

PCM Holdings I, Inc.;

PCM Holdings II, LLC;

Permal Asset Management, Inc.;

Western Asset Management Company Ltd.;

Western Asset Management Company;

Western Asset Management Company Pty Ltd;

Western Asset Management (UK) Holdings Limited;

Western Asset Management Company Pte, Ltd

Brandywine Global Investment Management, LLC;

Clearbridge Advisors, LLC;

Global Currents Investment Management, LLC;

Legg Mason Global Asset Allocation, LLC;

Legg Mason Investment Counsel, LLC;

Legg Mason Partners Fund Advisor, LLC;

Royce & Associates, LLC

Manager

	Legg Mason, Inc.	Senior Executive Vice President

	Legg Mason Realty Capital, Inc.; Legg Mason Realty Group, Inc.; Legg Mason Realty Partners, Inc.; Legg Mason Tower, Inc.; LMRC II, Inc.; LMRC Properties, Inc.	President and Director

D. Daniel Fleet President and Director	Western Asset Management Company Pty Ltd; Western Asset Management (UK) Holdings Limited;	Director

Western Asset Management Company Pte, Ltd

	Western Asset Management Company	President

Jeffrey A. Nattans Director	Legg Mason, Inc.	Vice President

	Legg Mason International Holdings, LLC	Manager and Vice President

Western Asset Management Company;

Western Asset Management Company Ltd.;

Western Asset Management Company Pty Ltd;

Western Asset Management (UK) Holdings Limited;

Western Asset Management Company Pte, Ltd

Director

James W. Hirschmann III Managing Director and Director	Western Asset Management Company	Director

Item 27.	PRINCIPAL UNDERWRITERS.

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of April 5, 2009, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

Fairholme Funds, Inc.

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

IndexIQ Trust

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

The Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Fund

b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PNC Global Investment Servicing an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
T. Thomas Deck	Director	January 3, 2008
Dennis T. Westley	Director	March 4, 2008

Officers

Name	Position	Effective Date
T. Thomas Deck	President and Chief Executive Officer	January 3, 2008
Bruno DiStefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007 Secretary and Clerk – May 29, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Rita G. Adler	Chief Compliance Officer	April 11, 2007
Jodi L. Jamison	Chief Legal Officer	April 11, 2007
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Scott A. Thornton	Assistant Secretary and Assistant Clerk	May 20, 2008
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Mark Pinocci	Vice President	December 2, 2008

Item 28.	LOCATION OF ACCOUNTS AND RECORDS.

The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940, as amended are maintained in the physical possession of GuideStone Capital Management, the Registrant’s investment adviser, 2401 Cedar Springs Road, Dallas, TX 75201. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant’s transfer agent, PNC Global Investment Servicing, 760 Moore Road, King of Prussia, PA 19406; administration agent, PNC Global Investment Servicing, 99 High Street, Boston, MA 02110; and accounting agent, PNC Global Investment Servicing, 301 Bellevue Parkway, Wilmington, DE 19809 and the Registrant’s sub-advisers at their respective locations shown in the Statement of Additional Information.

Item 29.	MANAGEMENT SERVICES.

Not Applicable.

Item 30.	UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 26th day of June, 2009.

GUIDESTONE FUNDS

By:	/s/ Donald W. Smith
Donald W. Smith
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

	/s/ Joseph A. Mack*	Trustee, Chairman of the Board	June 26, 2009
Joseph A. Mack

	/s/ Gerald B. Jones*	Trustee	June 26, 2009
Gerald B. Jones

	/s/ Barry Dale Hartis*	Trustee	June 26, 2009
Barry Dale Hartis

	/s/ Peter L. Chamberlain, Ph.D.*	Trustee	June 26, 2009
Peter L. Chamberlain Ph.D.

	/s/ Michael R. Buster*	Trustee	June 26, 2009
Michael R. Buster

	/s/ Julie P. Fry*	Trustee	June 26, 2009
Julie P. Fry

	/s/ Franklin Raymond Morgan*	Trustee	June 26, 2009
Franklin Raymond Morgan

	/s/ William Craig George*	Trustee	June 26, 2009
William Craig George

*By:	/s/ Donald W. Smith	Attorney-in-Fact	June 26, 2009
Donald W. Smith

GUIDESTONE FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
EX-99(i)	Opinion and Consent of K&L Gates LLP.

EX-99(j)(1)	Consent of PricewaterhouseCoopers LLP